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SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-01743

The Alger Funds II
(Exact name of registrant as specified in charter)

111 Fifth Avenue New York, New York			10003
(Address of principal executive offices)			(Zip code)

Mr. Hal Liebes Fred Alger Management, Inc. 111 Fifth Avenue New York, New York 10003
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-806-8800

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2009

ITEM 1.  REPORT(S) TO STOCKHOLDERS.

Alger Spectra Fund | Alger Green Fund | Alger Analyst Fund | Alger nternational Opportunities Fund

The Alger Funds II

SEMI-ANNUAL REPORT April 30, 2009 (Unaudited)

Table of Contents

THE ALGER FUNDS II

Letter to Our Shareholders	1

Fund Highlights	9

Portfolio Summary	13

Schedules of Investments	15

Statements of Assets and Liabilities	44

Statements of Operations	46

Statements of Changes in Net Assets	48

Statement of Cash Flows	50

Financial Highlights	52

Notes to Financial Statements	60

Additional Information	72

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Dear Shareholders,	May 25, 2009

We can look at the last six months as the melting away of an illusion; as a time when reality has come painfully back into play. Many philosophers built vast realms of study on the idea that misguided reason can twist reality into something that perhaps suits us in the moment but ultimately only serves to keep us in an illusory state—and, in our current case, wreak havoc on our economy and our confidence.

The housing and credit crises and ensuing financial breakdown began with an illusion based on flawed ideas held by many financial lenders and insurers: the latent belief that growth in the housing market would continue unhampered on its upward trajectory. Underlying the assumption of unimpeded growth was the idea that financial derivatives could not only provide the increase in debt necessary to support the financial system but also manage the associated risk. In the mid-2000s, the illusion grew as more and more lenders extended more and more credit to “subprime” borrowers who, if their circumstances declined, were less and less likely to be able to pay the loans back. Although the practice was based on a belief that growth would continue, experience has shown again and again that the upward trend of growth over time is much more jagged than we like to recall.

When the illusion disintegrated, not only did the borrowers suffer from foreclosures, but the resulting housing crisis created a massive ripple effect that crippled the U.S.’s major financial firms. Along with the weakening of the financial sector, so went credit availability, consumer spending, jobs, and, ultimately, consumer confidence. By the fourth quarter of 2008, the scale of the crisis had ceased to be solely “subprime”—it had gone global. Into the first quarter of 2009, the volatility continued with the Dow Jones Industrial Average(i) climbing as high as 9,034 points and falling as low as 6,547 points.

Toward the end of the first quarter and into the second quarter of the calendar year, economic indicators were struggling to recover. Retail sales fell 1.3% in March and a further 0.4% in April—a larger dip than expected. The Consumer Price Index declined 0.7% on an annual basis in April, only the second year-over-year decline in nearly 54 years following March’s 0.4% drop(ii). Industrial production decreased 0.5% in April after having fallen 1.7% in March(iii).  And GDP for the first quarter of 2009 decreased 6.1% compared to the fourth quarter of 2008, which experienced a decline of 6.3%.

Europe did not fare much better. GDP fell 2.5% in the first quarter of 2009 versus the last quarter of 2008, which experienced a decline of 1.5%—the figures were for both the 16-country euro currency zone and the broader 27-country European Union bloc(iv). China is anticipated to fare less poorly, and although its export growth is expected to slow, the country is taking measures to focus on innovation rather than outright cost-efficiency.

Emerging from the Darkness

Plato famously dealt with illusion in what came to be called Plato’s Cave. He described people in a cave whose notion of reality was entirely comprised of shadows projected on a wall. Similarly, one could say that we were in such a cave, deceived by the shadows of easy credit, with no real idea of the hows or whys of what we were seeing.

Now, however, we are beginning to see clearly where things unraveled. Actions are being taken by the Obama administration as well as the housing, financial, and automotive industries to stave off a repetition of the disaster; whether or not those actions will succeed remains to be seen.

What we do know is that, as of the date of this writing, some light has begun to shine in growth investing. In the first quarter, growth funds beat their value rivals by the largest margin in nine years. As of April 28, mid-cap growth funds were up 4.3%, small-cap growth funds were up 0.8%, and large-cap growth funds were up 2.6%, according to investment researcher Morningstar Inc.—a sign that investors are beginning to shed their aversion to risk and test the market.

Then and Now

Much has been made of the similarities between the current downturn and the Great Depression. During the “Roaring Twenties,” people were busy buying automobiles and appliances on credit and eagerly speculating in the stock market, feeding the illusion that the good times would continue to roll.

Then, like now, thought—in terms of easy credit and unimpeded growth—was divorced from reality. Back then, however, government policy either declined to intervene or, worse, intervened in ways that exacerbated rather than alleviated the financial crisis, thus allowing the devastation to spread across the U.S. economy. Things today move much more quickly. The current economy has turned downward faster in a shorter period of time than in any prior period, including the Depression. Fortunately, our government has responded with alacrity and, in a broad sense, moved in the right direction both by injecting massive amounts of liquidity into the financial system and by proactively assuring consumers of the safety of their savings and deposit accounts. As a result, we are likely to emerge faster from this crisis, and certainly much faster than in the 1930s. Government cannot be the only driver of recovery. Today, the depth and breadth of investors in markets across the globe is much stronger than ever before, and their actions will likely speed and strengthen the shape of recovery in both equity and debt markets.

As we have noted in our Alger Market Commentaries (see www.alger.com), companies were quick to respond to the downturn in the second half of 2008 by moving rapidly to cut expenses. At the end of the first quarter of 2009, as we tracked the corporate earnings results of the companies we follow, we discovered a pattern: Despite the rapidity of the economic downturn, we saw companies reporting free cash flow of both absolute strength and relative resilience. We expect the continued stabilization of the U.S. economy and company fundamentals to support the market’s rally from March lows.

We are already seeing signs of a bottoming in the housing market in the earliest-hit and hardest-hit areas of the U.S. where declines in foreclosures and short sales have begun to occur. Looking at Orange County, California, home prices increased 2.5% in March from February; sales jumped 27.5% in March from February and 47.4% from last year, according to the California Association of Realtors. The county had about four months of inventory as of May, a level not seen since April 2006. Inventory was at eight months a year ago and peaked at 11 months in 2007.

As a lagging indicator, the unemployment rate won’t yield for a while as companies are expected to be slow to add new jobs, but the market can rebound long before the level of employment does. The unemployment rate hit a 25-year high in April, but there were signs of hope as the monthly job loss total for April fell to 539,000, down from 699,000 jobs lost in March and the lowest level in six months—since October, when the economy shed 380,000 jobs.

The Institute for Supply Management’s manufacturing index, a key measure of manufacturing activity, rose for the fourth straight month in April, suggesting the sector may be stabilizing even though the indicator has been at the contraction level for 15 months in a row. And the Consumer Confidence Index, which had posted a slight increase in March, improved considerably in April. The Index now stands at 39.2 (1985=100), up from 26.9 in March.

Apart from the Crowd

Looking forward, we are grounded in a more complete picture of reality—for the overall economy and our firm. Danish philosopher Søren Kierkegaard, too, examined illusion in a way, writing that crowds limit and stifle the unique individual. Like any economic bubble, we can, of course, now say in hindsight that the adjoining crises were a result of exactly this kind of crowd mentality. The resulting economic disaster, while painful, has effectively broken up the crowd, razing the illusion and once again opening the investing field up to new and creative opportunities. There is, after all, a stunning amount of cash on the sidelines. The savings rate is up to 5%, meaning that there is about $500 billion currently being held in cash. As consumer confidence repairs itself, the sidelined cash will be invested. While we believe that the economy will technically be in recession for most of 2009, negative GDP figures will gradually become less severe.

The stock market, however, is a discounting mechanism; investors look forward toward the potential range of economic, sector, and company-specific outcomes in terms of revenues, margins, profits, and growth to assess the value of equity. At Alger, our investment process includes valuation analysis that considers outcomes that are both highly pessimistic and optimistic. Most of the time, we observe stocks selling within ranges that reflect varying but ultimately balanced views between the divergent possibilities.

Occasionally, however, the crowd mentality of the market overwhelms such rational behavior and investors see something entirely different: equities of companies, even the strongest, suddenly priced to fail. We believe the S&P 500 Index(v) lows in March reflected such an event and, thus, we are increasingly confident that those lows will mark the bottom. Because we do not expect the economy—and, in particular, investor sentiment about economic recovery and future growth—to recover in a straight line, we think continued market volatility is likely. The inevitable sell-offs in the stock market that will accompany such uncertain economic progress will offer excellent buying opportunities for patient, long-term investors.

During the last six months, we had limited exposure to the hardest-hit areas of the financial sector, and our performance was largely a result of the market’s broad and indiscriminate decline. Even in the best of times investing is a challenge; however, it is during bad times that an investment firm proves its capability to manage through crisis, focus on improving performance, and not only endure but also improve upon its strengths. Alger investment professionals have remained focused and disciplined in executing upon our consistent investment philosophy and process. Now in 2009, our 45th year in the business of investing, we have successfully passed through many shadowy times and found new opportunities amidst economic and generational change.

Kierkegaard once wrote, “The task must be made difficult, for only the difficult inspires the noble-hearted.” We have perhaps encountered the most difficult task our generation will see, and our firm has come out of it more inspired than ever to deliver exceptional investment results for an exceptional group of individuals and institutions: our clients.

Portfolio Matters

Alger Spectra Fund

The Alger Spectra Fund returned 2.87% for the fiscal year ended April 30, 2009, compared with a return of -1.70% for the Russell 3000 Growth Index(vi).

During the period, the largest portfolio weightings in the Alger Spectra Fund were in the Information Technology and Health Care sectors. The largest sector overweight for the period was in Health Care. The largest sector underweight for the period was in Industrials. Relative outperformance in the Information Technology and Energy sectors were the most important contributors to performance. Sectors that detracted from the portfolio included Consumer Discretionary and Materials.

Among the most important relative contributors to the portfolio during the six months ended April 30, 2009, were Apple Inc., GSI Commerce Inc., Google Inc. (Cl A), Inverness Medical Innovations Inc., and Chesapeake Energy Corp. Conversely, detracting from overall results on a relative basis were Satyam Computer Services Ltd. (ADS), Gildan Activewear Inc., Tupperware Brands Corp., P. F. Chang’s China Bistro Inc., and Covidien Ltd.

Alger Green Fund

The Alger Green Fund returned -3.70% for the fiscal year ended April 30, 2009, compared to the Russell 3000 Growth Index, which returned -1.70%.

During the period, the largest portfolio weightings in the Alger Green Fund were in the Information Technology and Industrials sectors. The largest sector overweight for the period was in Consumer Discretionary. The largest sector underweight for the period was in Energy. Relative outperformance in the Consumer Staples and Health Care sectors were the most important contributors to performance. Sectors that detracted from the portfolio included Consumer Discretionary and Information Technology.

Among the most important relative contributors to the portfolio during the six months ended April 30, 2009, were EnergySolutions Inc., Whole Foods Market Inc., Expedia Inc., General Cable Corp., and Hansen Natural Corp. Conversely, detracting from overall results on a relative basis were Gildan Activewear Inc., Satyam Computer Services Ltd. (ADS), Deckers Outdoor Corp., General Electric Co., and Fuel Systems Solutions Inc.

Alger International Opportunities Fund

The Alger International Opportunities Fund returned 0.16% for the fiscal 6-month period ending April 30, 2009. During the same period, the Fund’s benchmarks, the MSCI EAFE Index and the MSCI All Country World Index ex U.S. Index(vii) returned -2.36% and -2.07, respectively.

During the period, the largest portfolio weightings in the Alger International Opportunities Fund were in the Information Technology and Health Care sectors. The largest sector overweight for the period was in Information Technology. The largest sector underweight for the period was in Financials. Relative outperformance in the Financials and Energy sectors were the most important contributors to performance. Sectors that detracted from the portfolio included Health Care and Information Technology.

Among the most important relative contributors to the portfolio during the six months ended April 30, 2009, were Petrobras Petroleo Brasileiro, Companhia Vale do Rio Doce (ADS), Netease.com Inc. (ADS), Mellanox Technologies Ltd., and, lastly, versus the MSCI EAFE, HSBC Holdings PLC, and, versus the MSCI World ex-U.S., NICE Systems Ltd. (ADS). Conversely, detracting from overall results on a relative basis were Satyam Computer Services Ltd. (ADS), Ness Technologies Inc., Smith & Nephew PLC, Ubisoft Entertainment S.A., and SINA Corp.

Alger Analyst Fund

The Alger Analyst Fund returned 3.67% for the fiscal 6 months ended April 30, 2009. The Fund’s benchmark, the Russell 3000 Growth Index, returned -1.70% during the same period.

During the period, the largest portfolio weightings in The Alger Analyst Fund were in the Health Care and Information Technology sectors. The largest sector overweight for the period was in Health Care. The largest sector underweight for the period was in Information Technology. Relative outperformance in the Health Care and Consumer Staples sectors were the most important contributors to performance. Sectors that detracted from the portfolio included Financials and Consumer Discretionary.

Among the most important relative contributors to the portfolio during the six months ended April 30, 2009, were Optimer Pharmaceuticals Inc., Marvell Technology Group Ltd., Whole Foods Market Inc., GSI Commerce Inc., and Penn National Gaming Inc.. Conversely, detracting from overall results on a relative basis were United Therapeutics Corp., Gildan Activewear Inc., Alexion Pharmaceuticals Inc., THQ Inc., and Bucyrus International Inc.

Respectfully submitted,

Daniel C. Chung

Chief Investment Officer

(i)

The Dow Jones Industrial Average is an index of common stocks comprised of major industrial companies and assumes reinvestment of dividends. It is frequently used as a general measure of stock market performance.

(ii)	Labor Department
(iii)	Federal Reserve
(iv)	EU statistics office
(v)	Standard & Poor’s 500 Index is an index of the 500 largest and most profitable companies in the United States.
(vi)

The Russell 3000 Growth Index is an unmanaged index designed to measure the performance of those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values. The Russell 3000 Index measures the performance of the 3,000 largest U.S.companies based on the total market capitalization, which represents 98% of the U.S. Equity Market.

(vii)

The MSCI All Country World Index ex U.S. is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global developed and emerging markets. The MSCI All Country World Index includes 48 country indices.

Investors cannot invest directly in an index. Index performance does not reflect the deduction for fees, expenses, or taxes.

This report and the financial statements contained herein are submitted for the general information of shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless proceeded or accompanied by an effective prospectus for the Fund. Fund performance returns represent the fiscal six-month period return of Class A shares prior to the deduction of any sales charges and include the reinvestment of any dividends or distributions. On September 24, 2008, the Alger II Funds were renamed from Spectra Funds to Alger Funds, and the Funds’ Class N shares were re-designated as Class A shares. Performance prior to September 24, 2008, for Class A shares is the historical performance of the Class N shares adjusted to include the effect of front-end sales charge imposed by Class A shares.

The performance data quoted represents past performance, which is not an indication or guarantee of future results. Standardized performance results can be found on the following pages. The investment return and principal value of an investment in a fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. For performance data current to the most recent month-end, visit us at www.alger.com, or call us at (800) 992-3863.

The views and opinions of the Fund’s management in this report are as of the date of the Shareholders letter and are subject to change at any time subsequent to this date. There is no guarantee that any of the assumptions that formed the basis for the opinions stated herein are accurate or that they will materialize. Moreover, the information forming the basis for such assumptions is from sources believed to be reliable; however, there is no guarantee that such information is accurate. Any securities mentioned, whether owned in a fund or otherwise, are considered in the context of the construction of an overall portfolio of securities and therefore reference to them should not be construed as a recommendation or offer to purchase or sell any such security. Inclusion of such securities in a fund and transactions in such securities, if any, may be for a variety of reasons, including without limitation, in response to cash flows, inclusion in a benchmark, and risk control. The reference to a specific security should also be understood in such context and not viewed as a statement that the security is a significant holding in a portfolio. Please refer to the Schedule of Investments for each fund which is included in this report for a complete list of fund holdings as of April 30, 2009. Securities mentioned in the Shareholders letter, if not found in the Schedule of Investments, may have been held by the Funds during the six-month fiscal period.

A Word About Risk

Growth stocks tend to be more volatile than other stocks as the price of growth stocks tends to be higher in relation to their companies’ earnings and may be more sensitive to market, political and economic developments. Investing in the stock market involves gains and losses and may not be suitable for all investors. Stocks of small- and mid-sized companies are subject to greater risk than stocks of larger, more established companies owing to such factors as limited liquidity, inexperienced management, and limited financial resources. Investing in foreign securities involves additional risk (including currency risk, risks related to political, social or economic conditions, and risks associated with foreign markets, such as increased volatility, limited liquidity, less stringent regulatory and legal system, and lack of industry and country diversification), and may not be suitable for all investors. Funds that participate in leveraging are subject to the risk that borrowing money to leverage will exceed the returns for securities purchased or that the securities purchased may actually go down in value; thus, the Fund’s net asset value can decrease more quickly than if the Fund had not borrowed. The Alger Green Fund’s environmental focus may limit the investment options available to the Fund and may result in lower returns than returns of funds not subject to such investment considerations. For a more detailed discussion of the risks associated with a Fund, please see the Fund’s Prospectus.

Before investing, carefully consider a fund’s investment objective, risks, charges, and expenses. For a prospectus containing this and other information about the Alger Funds call us at (800) 992-3863 or visit us at www.alger.com. Read it carefully before investing. Fred Alger & Company, Incorporated, Distributor. Member NYSE Euronext, SIPC.

NOT FDIC INSURED. NOT BANK GUARANTEED. MAY LOSE VALUE.

FUND PERFORMANCE AS OF 3/31/09 (Unaudited)

AVERAGE ANNUAL TOTAL RETURNS (1)

	1	5	10	SINCE
	YEAR	YEARS	YEARS	INCEPTION
Alger Spectra Class A
(Inception 7/28/69)	(36.54)%	0.11%	(2.93)%	n/a
Alger Spectra Class C
(Inception 9/24/08)	(34.15)%	(0.46)%	(3.13)%	n/a
Alger Spectra Class I
(Inception 9/24/08)	(32.83)%	1.26%	(2.37)%	n/a
Alger Green Class A
(Inception 12/4/00)	(42.89)%	(2.48)%	n/a	(8.01	)%(2)
Alger Green Class C
(Inception 9/24/08)	(40.84)%	(2.17)%	n/a	(8.11	)%(2)
Alger Green Class I
(Inception 9/24/08)	(39.88)%	(1.47)%	n/a	(7.44	)%(2)
Alger Analyst Class A
(Inception 3/30/07)	(37.64)%	n/a	n/a	(21.40)%
Alger Analyst Class C
(Inception 9/24/08)	(35.40)%	n/a	n/a	(19.92)%
Alger Analyst Class I
(Inception 9/24/08)	(34.18)%	n/a	n/a	(19.26)%
Alger International Opportunities Class A
(Inception 2/28/07)	(51.26)%	n/a	n/a	(25.56)%
Alger International Opportunities Class C
(Inception 9/24/08)	(49.54)%	n/a	n/a	(24.24)%
Alger International Opportunities Class I
(Inception 9/24/08)	(48.58)%	n/a	n/a	(23.62)%

(1)          The Fund’s Class N shares were redesigned as Class A shares on September 24, 2008. Class A share performance data prior to September 24, 2008, represents the performance of the Fund’s Class N shares, adjusted to reflect the maximum front-end sales load. Class C performance data prior to September 24, 2008, Class inception, represents the performance of the Fund’s Class N shares adjusted to reflect the applicable contingent deferred sales charge and higher operating expenses of Class C shares. Class I performance data prior to September 24, 2008, Class inception, represents the Fund’s Class N Shares.

(2)          Performance figures prior to 1/12/2007 are those of Alger Green Institutional Fund and performance prior to 10/19/2006 represents the performance of Alger Socially Responsible Institutional Fund Class I shares, the predecessor fund of Alger Green Institutional Fund. The predecessor fund followed different investment strategies and had a different portfolio manager. As of 1/12/2007, the Alger Green Institutional Fund became the Alger Green Fund.

ALGER SPECTRA FUND

Fund Highlights Through April 30, 2009 (Unaudited)

HYPOTHETICAL $10,000 INVESTMENT IN CLASS A SHARES

The chart above illustrates the change in value of a hypothetical $10,000 investment made in the Alger Spectra Fund Class A shares, with an initial sales charge of 5.25% maximum sales charge, and the Russell 3000 Growth Index (an unmanaged index of common stocks) for the ten years ended April 30, 2009. The figures for the Alger Spectra Fund Class A and the Russell 3000 Growth Index include reinvestment of dividends. Performance for the Alger Spectra Fund Class C and Class I shares will vary from the results shown above due to differences in expenses and sales charges those classes bear.

Investors cannot invest directly in any index. Index performance does not reflect deduction for fees, expenses, or taxes.

PERFORMANCE COMPARISON AS OF 4/30/09†

AVERAGE ANNUAL TOTAL RETURNS

				SINCE
	1 YEAR	5 YEARS	10 YEARS	INCEPTION
Class A (Inception 7/28/69)	(34.90)%	2.88%	(2.08)%	n/a
Russell 3000 Growth Index	(31.47)%	(2.33)%	(4.16)%	n/a
Class C (Inception 9/24/08)	(32.30)%	3.28%	(2.26)%	n/a
Russell 3000 Growth Index	(31.47)%	(2.33)%	(4.16)%	n/a
Class I (Inception 9/24/08)	(31.01)%	4.08%	(1.51)%	n/a
Russell 3000 Growth Index	(31.47)%	(2.33)%	(4.16)%	n/a

The performance data quoted represents past performance, which is not an indication or a guarantee of future results. The Fund’s average annual total returns include changes in share price and reinvestment of dividends and capital gains. The chart and table above do not reflect the deduction of taxes that a shareholder would have paid on fund distributions or on the redemption of fund shares. Investment return and principal will fluctuate and the Fund’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance quoted. For performance current to the most recent month end, visit us at www.alger.com or call us at (800) 992-3863.

†                  Returns reflect maximum initial sales charges on Class A shares and applicable contingent deferred sales charges on Class B and Class C shares. The Fund’s Class N Shares were redesigned as Class A Shares in September 24, 2008. Class A Share Performance data prior to September 24, 2008, Class inception, represents the performance of the Fund’s Class N Shares, adjusted to reflect the maximum front-end sales charge. Class C performance data prior to September 24, 2008, represents the performance of the Fund’s Class N Shares adjusted to reflect the applicable contingent deferred sales charge and higher operation expenses of Class C Shares. Class I performance data prior to September 24, 2008, Class inception, represents the Fund’s Class N Shares.

ALGER GREEN FUND

Fund Highlights Through April 30, 2009 (Unaudited)

HYPOTHETICAL $10,000 INVESTMENT IN CLASS A SHARES

The chart above illustrates the change in value of a hypothetical $10,000 investment made in the Alger Green Fund Class A shares, with an initial sales charge of 5.25% maximum sales charge, and the Russell 3000 Growth Index (an unmanaged index of common stocks) on December 4, 2000 through April 30, 2009. The figures for the Alger Green Class A and the Russell 3000 Growth Index include reinvestment of dividends. Performance for the Alger Green Fund Class C and Class I shares will vary from the results shown above due to differences in expenses and sales charges those classes bear.

Investors cannot invest directly in any index. Index performance does not reflect deduction for fees, expenses, or taxes.

PERFORMANCE COMPARISON AS OF 4/30/09†

AVERAGE ANNUAL TOTAL RETURNS

				SINCE
	1 YEAR	5 YEARS	10 YEARS	INCEPTION
Class A (Inception 12/4/00)*	(40.51)%	0.29%	n/a	(6.89)%
Russell 3000 Growth Index	(31.47)%	(2.33)%	n/a	(4.66)%
Class C (Inception 9/24/08)*	(38.31)%	0.63%	n/a	(6.99)%
Russell 3000 Growth Index	(31.47)%	(2.33)%	n/a	(4.66)%
Class I (Inception 9/24/08)*	(37.21)%	1.38%	n/a	(6.29)%
Russell 3000 Growth Index	(31.47)%	(2.33)%	n/a	(4.66)%

The performance data quoted represents past performance, which is not an indication or a guarantee of future results. The Fund’s average annual total returns include changes in share price and reinvestment of dividends and capital gains. The chart and table above do not reflect the deduction of taxes that a shareholder would have paid on fund distributions or on the redemption of fund shares. Investment return and principal will fluctuate and the Fund’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance quoted. For performance current to the most recent month end, visit us at www.alger.com or call us at (800) 992-3863.

†                  Returns reflect maximum initial sales charges on Class A shares and applicable contingent deferred sales charges on Class C shares. The Fund’s Class N Shares were redesigned as Class A Shares on September 24, 2008. Class A Share performance data prior to September 24, 2008, represents the performance of the Fund’s Class N Shares, adjusted to reflect the maximum front-end sales charge. Class C performance data prior to September 24, 2008, Class inception, represents the performance of the Fund’s Class N Shares adjusted to reflect the applicable contingent deferred sales charge and higher operation expenses of Class C Shares. Data prior to Class I performance September 24, 2008, Class inception, represents the Fund’s Class N Shares.

*                 Performance figures prior to 1/12/2007 are those of Alger Green Institutional Fund and performance prior to 10/19/2006 represents the performance of the Alger Socially Responsible Institutional Fund Class I shares, the predecessor fund to the Alger Green Institutional Fund. The predecessor fund followed different investment strategies and had different portfolio managers. As of 1/12/2007 the Alger Green Institutional Fund became the Alger Green Fund.

ALGER ANALYST FUND

Fund Highlights Through April 30, 2009 (Unaudited)

HYPOTHETICAL $10,000 INVESTMENT IN CLASS A SHARES

The chart above illustrates the change in value of a hypothetical $10,000 investment made in the Alger Analyst Fund Class A shares, with an initial sales charge of 5.25% maximum sales charge, and the Russell 3000 Growth Index (an unmanaged index of common stocks) on March 30, 2007, the inception date of the Alger Analyst Fund Class A, through April 30, 2009. The figures for the Alger Analyst Fund and the Russell 3000 Growth Index include reinvestment of dividends. Performance for the Alger Analyst Fund Class C and Class I shares will vary from the results shown above due to differences in expenses and sales charges those classes bear.

Investors cannot invest directly in any index. Index performance does not reflect deduction for fees, expenses, or taxes.

PERFORMANCE COMPARISON AS OF 4/30/09†

AVERAGE ANNUAL TOTAL RETURNS

				SINCE
	1 YEAR	5 YEARS	10 YEARS	INCEPTION
Class A (Inception 3/30/07)	(35.98)%	n/a	n/a	(17.49)%
Russell 3000 Growth Index	(31.47)%	n/a	n/a	(15.12)%
Class C (Inception 9/24/08)	(33.62)%	n/a	n/a	(15.97)%
Russell 3000 Growth Index	(31.47)%	n/a	n/a	(15.12)%
Class I (Inception 9/24/08)	(32.43)%	n/a	n/a	(15.33)%
Russell 3000 Growth Index	(31.47)%	n/a	n/a	(15.12)%

The performance data quoted represents past performance, which is not an indication or a guarantee of future results. The Fund’s average annual total returns include changes in share price and reinvestment of dividends and capital gains. The chart and table above do not reflect the deduction of taxes that a shareholder would have paid on fund distributions or on the redemption of fund shares. Investment return and principal will fluctuate and the Fund’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance quoted. For performance current to the most recent month end, visit us at www.alger.com or call us at (800) 992-3863.

†                  Returns reflect maximum initial sales charges on Class A shares and applicable contingent deferred sales charges on Class C shares. The Fund’s Class N Shares were redesigned as Class A Shares on September 24, 2008. Class A Share performance data prior to September 24, 2008, represents the performance of the Fund’s Class N Shares, adjusted to reflect the maximum front-end sales charge. Class C performance data prior to September 24, 2008, Class inception, represents the performance of the Fund’s Class N Shares adjusted to reflect the applicable contingent deferred sales charge and higher operation expenses of Class C Shares. Class I performance data prior to September 24, 2008, Class inception, represents the Fund’s Class N Shares.

ALGER INTERNATIONAL OPPORTUNITIES FUND

Fund Highlights Through April 30, 2009 (Unaudited)

HYPOTHETICAL $10,000 INVESTMENT IN CLASS A SHARES

The chart above illustrates the change in value of a hypothetical $10,000 investment made in Alger International Opportunities Fund Class A shares, with an initial sales charge of 5.25% maximum sales charge, and the MSCI EAFE Index and the MSCI All Country World Index ex U.S. Index (both unmanaged indexes of common stocks) on February 28, 2007, the inception date of the Alger International Opportunities Fund Class A, through April 30, 2009. The figures for the Alger International Opportunities Fund, MSCI EAFE, and the MSCI All Country World Index ex U.S. Index include reinvestment of dividends. Performance for the Alger International Opportunities Fund Class C and Class I shares will vary from the results shown above due to differences in expenses and sales charges those classes bear.

Investors cannot invest directly in any index. Index performance does not reflect deduction for fees, expenses, or taxes.

PERFORMANCE COMPARISON AS OF 4/30/09†

AVERAGE ANNUAL TOTAL RETURNS

				SINCE
	1 YEAR	5 YEARS	10 YEARS	INCEPTION
Class A (Inception 2/28/07)	(48.62)%	n/a	n/a	(20.67)%
MSCI EAFE Index	(36.59)%	n/a	n/a	(22.66)%
MSCI All Country World Index ex U.S. Index	(36.19)%	n/a	n/a	(21.89)%
Class C (Inception 9/24/08)	(46.90)%	n/a	n/a	(19.41)%
MSCI EAFE Index	(36.59)%	n/a	n/a	(22.66)%
MSCI All Country World Index ex U.S. Index	(36.19)%	n/a	n/a	(21.89)%
Class I (Inception 9/24/08)	(45.86)%	n/a	n/a	(18.73)%
MSCI EAFE Index	(36.59)%	n/a	n/a	(22.66)%
MSCI All Country World Index ex U.S. Index	(36.19)%	n/a	n/a	(21.89)%

The performance data quoted represents past performance, which is not an indication or a guarantee of future results. The Fund’s average annual total returns include changes in share price and reinvestment of dividends and capital gains. The chart and table above do not reflect the deduction of taxes that a shareholder would have paid on fund distributions or on the redemption of fund shares. Investment return and principal will fluctuate and the Fund’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance quoted. For performance current to the most recent month end, visit us at www.alger.com or call us at (800) 992-3863.

†                  Returns reflect maximum initial sales charges on Class A shares and applicable contingent deferred sales charges on Class C shares. The Fund’s Class N Shares were redesigned as Class A Shares on September 24, 2008. Class A Share performance data prior to September 24, 2008, represents the performance of the Fund’s Class N Shares, adjusted to reflect the maximum front-end sales charge. Class C performance data prior to September 24, 2008, Class inception, represents the performance of the Fund’s Class N Shares adjusted to reflect the applicable contingent deferred sales charge and higher operation expenses of Class C Shares. Class I performance data prior to September 24, 2008, Class inception, represents the Fund’s Class N Shares.

PORTFOLIO SUMMARY†

April 30, 2009 (Unaudited)

SECTORS	ANALYST	GREEN	SPECTRA‡
Consumer Discretionary	12.5%	12.9%	8.7%
Consumer Staples	6.0	9.3	11.6
Energy	3.7	1.9	7.9
Financials	5.0	5.5	5.7
Health Care	23.1	11.4	19.7
Industrials	5.8	13.8	7.8
Information Technology	21.3	31.4	29.7
Materials	1.8	3.6	5.5
Telecommunication Services	1.7	0.0	0.3
Utilities	0.4	1.4	1.3
Short-Term Investments and Net Other Assets	18.7	8.8	1.8
	100.0%	100.0%	100.0%

INTERNATIONAL
COUNTRY	OPPORTUNITIES
Australia	2.8%
Belgium	1.6
Bermuda	2.1
Brazil	5.3
Canada	1.7
Cayman Islands	1.6
China	2.6
Denmark	1.8
Finland	1.2
France	6.1
Germany	6.3
Greece	0.5
Hong Kong	2.9
India	2.8
Ireland	0.5
Israel	8.4
Japan	13.9
Netherlands	2.0
Norway	0.4
Portugal	0.1
South Africa	2.2
Spain	0.6
Sweden	1.3
Switzerland	8.1
Taiwan	1.8
United Kingdom	12.0
United States	1.1
Cash and Net Other Assets	8.3
100.0%

† Based on net assets for each Fund.

‡ Includes short sales as a reduction of sector exposure.

(This page has been intentionally left blank)

THE ALGER FUNDS II | ALGER SPECTRA FUND

Schedule of Investments (Unaudited) April 30, 2009

	SHARES	VALUE
COMMON STOCKS—105.6%
AEROSPACE & DEFENSE—5.9%
BE Aerospace Inc. *,‡	387,210	$4,177,996
General Dynamics Corp.	26,600	1,374,422
Lockheed Martin Corp. ‡	52,202	4,099,423
		9,651,841
AIR FREIGHT & LOGISTICS—0.3%
United Parcel Service Inc., Cl. B	10,600	554,804

APPAREL RETAIL—0.5%
Gap Inc., /The	54,800	851,592

APPLICATION SOFTWARE—1.2%
Net 1 UEPS Technologies Inc. *	4,800	79,200
Solera Holdings Inc. *,‡	59,700	1,362,354
Synopsys Inc. *	15,700	341,946
Taleo Corp., Cl. A *	20,200	242,602
		2,026,102
ASSET MANAGEMENT & CUSTODY BANKS—0.7%
AllianceBernstein Holding LP	35,100	614,952
Invesco Ltd.	41,500	610,880
		1,225,832
AUTOMOBILE MANUFACTURERS—0.3%
Honda Motor Co., Ltd.	17,600	508,939

BIOTECHNOLOGY—3.7%
Alexion Pharmaceuticals Inc. *	16,100	538,062
Biogen Idec Inc. *	19,400	937,796
Celgene Corp. *,‡	52,000	2,221,440
Cephalon Inc. *	28,500	1,869,885
Genzyme Corp. *	11,200	597,296
		6,164,479
CABLE & SATELLITE—0.3%
DIRECTV Group Inc., /The*	19,600	484,708

CASINOS & GAMING—0.7%
Las Vegas Sands Corp.*	155,400	1,215,228

COMMERCIAL PRINTING—0.2%
Warnaco Group Inc., /The*	11,300	325,892

COMMUNICATIONS EQUIPMENT—3.6%
Cisco Systems Inc. *,‡	101,900	1,968,708
Corning Inc.	11,100	162,282
Nice Systems Ltd. #*	11,064	283,349
Qualcomm Inc. ‡	59,600	2,522,272
Research In Motion Ltd. *	13,600	945,200
		5,881,811
COMPUTER & ELECTRONICS RETAIL—0.7%
Best Buy Co., Inc.	31,200	1,197,456

COMPUTER HARDWARE—6.8%
Apple Inc. *,‡	44,800	5,637,184
Hewlett-Packard Co.	86,700	3,119,466

	SHARES	VALUE
COMMON STOCKS—(CONT.)
COMPUTER HARDWARE—(CONT.)
International Business Machines Corp. ‡	25,400	$2,621,534
		11,378,184
COMPUTER STORAGE & PERIPHERALS—1.3%
EMC Corp. *	160,100	2,006,053
Western Digital Corp. *	3,700	87,024
		2,093,077
CONSTRUCTION & ENGINEERING—0.1%
Foster Wheeler AG*	7,800	167,934

DATA PROCESSING & OUTSOURCED SERVICES—3.2%
Mastercard Inc. ‡	24,400	4,476,180
Visa Inc., Cl. A	11,900	773,024
		5,249,204
DISTILLERS & VINTNERS—0.2%
Central European Distribution Corp.*	13,200	295,680

DIVERSIFIED METALS & MINING—0.3%
Cia Vale do Rio Doce#	30,500	503,555

DRUG RETAIL—3.5%
CVS Caremark Corp.‡	183,000	5,815,740

EDUCATION SERVICES—0.5%
ITT Educational Services Inc.*	8,700	876,699

ELECTRIC UTILITIES—0.6%
Northeast Utilities	44,100	926,982

ELECTRICAL COMPONENTS & EQUIPMENT—0.4%
General Cable Corp.*	26,000	705,640

FERTILIZERS & AGRICULTURAL CHEMICALS—0.4%
Mosaic Co., /The	18,300	740,235

FOOD RETAIL—1.7%
Kroger Co., /The‡	126,900	2,743,578

FOOTWEAR—0.1%
NIKE Inc., Cl. B	4,500	236,115

GOLD—0.5%
Goldcorp Inc.	28,100	773,312

HEALTH CARE EQUIPMENT—1.8%
Covidien Ltd.	42,900	1,414,842
Edwards Lifesciences Corp. *	4,300	272,534
Insulet Corp. *	109,600	630,200
Medtronic Inc.	20,500	656,000
Varian Medical Systems Inc. *	2,400	80,088
		3,053,664
HEALTH CARE FACILITIES—0.9%
Community Health Systems Inc. *	15,800	360,872
Universal Health Services Inc., Cl. B	21,100	1,063,440
		1,424,312
HEALTH CARE SERVICES—0.2%
Medco Health Solutions Inc.*	7,600	330,980

	SHARES	VALUE
COMMON STOCKS—(CONT.)
HEALTH CARE SUPPLIES—1.3%
Inverness Medical Innovations Inc.*,‡	65,461	$2,113,736

HOME ENTERTAINMENT SOFTWARE—0.4%
Activision Blizzard Inc. *	14,700	158,319
Nintendo Co., Ltd. #	14,300	481,195
		639,514
HOME IMPROVEMENT RETAIL—1.1%
Lowe’s Companies, Inc.	80,700	1,735,050

HOMEBUILDING—0.5%
KB Home	14,700	265,629
Toll Brothers Inc. *	29,900	605,774
		871,403
HOTELS RESORTS & CRUISE LINES—0.2%
Carnival Corp.	11,800	317,184

HOUSEWARES & SPECIALTIES—0.1%
Newell Rubbermaid Inc.	15,500	161,975
Tupperware Brands Corp.	3,400	85,102
		247,077
HYPERMARKETS & SUPER CENTERS—1.0%
Wal-Mart Stores Inc.‡	32,000	1,612,800

INDUSTRIAL CONGLOMERATES—2.1%
Tyco International Ltd.‡	143,600	3,411,936

INDUSTRIAL MACHINERY—0.8%
SPX Corp.	29,000	1,338,930

INTEGRATED OIL & GAS—0.7%
Total SA#	24,700	1,228,084

INTEGRATED TELECOMMUNICATION SERVICES—0.9%
AT&T Inc.	53,700	1,375,794

INTERNET RETAIL—2.0%
Amazon.com Inc. *	2,000	161,040
Expedia Inc. *	187,200	2,547,792
Shutterfly Inc. *	31,500	403,515
		3,112,347
INTERNET SOFTWARE & SERVICES—5.4%
eBay Inc. *	93,200	1,535,004
Google Inc., Cl. A *	4,600	1,821,462
GSI Commerce Inc. *,‡	107,400	1,526,154
IAC/InterActiveCorp. *,‡	148,600	2,380,572
Netease.com #*	37,600	1,134,768
Yahoo! Inc. *	45,400	648,766
		9,046,726
INVESTMENT BANKING & BROKERAGE—1.4%
Goldman Sachs Group Inc., /The	8,000	1,028,000
Morgan Stanley	49,800	1,177,272
		2,205,272
IT CONSULTING & OTHER SERVICES—1.2%
Cognizant Technology Solutions Corp., Cl. A*,‡	82,000	2,032,780

	SHARES	VALUE
COMMON STOCKS—(CONT.)
LEISURE PRODUCTS—0.1%
Gildan Activewear Inc.*	20,671	$236,683

LIFE SCIENCES TOOLS & SERVICES—2.5%
Icon PLC #*	120,480	1,908,403
Life Technologies Corp. *	37,400	1,395,020
Thermo Fisher Scientific Inc. *,‡	24,800	869,984
		4,173,407
MANAGED HEALTH CARE—2.3%
Aetna Inc.	22,600	497,426
WellPoint Inc. *,‡	78,800	3,369,488
		3,866,914
METAL & GLASS CONTAINERS—3.2%
Crown Holdings Inc. *	99,200	2,187,360
Owens-Illinois Inc. *	92,500	2,256,075
Silgan Holdings Inc.	17,600	818,224
		5,261,659
MOVIES & ENTERTAINMENT—0.9%
Regal Entertainment Group, Cl. A	71,300	931,178
Walt Disney Co., /The	23,200	508,080
		1,439,258
MULTI-UTILITIES—0.7%
Veolia Environnement#	43,000	1,174,330

OIL & GAS DRILLING—1.3%
Transocean Ltd.*,‡	31,400	2,118,872

OIL & GAS EQUIPMENT & SERVICES—0.8%
Weatherford International Ltd.*	84,700	1,408,561

OIL & GAS EXPLORATION & PRODUCTION—3.7%
Chesapeake Energy Corp.	154,100	3,037,311
Newfield Exploration Co. *	12,400	386,632
Nexen Inc. ‡	132,800	2,536,480
		5,960,423
OIL & GAS REFINING & MARKETING—1.2%
NuStar Energy LP‡	40,400	2,035,756

OIL & GAS STORAGE & TRANSPORTATION—0.5%
Magellan Midstream Holdings LP	8,400	166,656
NuStar GP Holdings LLC.	18,100	409,241
Plains All American Pipeline LP	4,100	173,594
		749,491
OTHER DIVERSIFIED FINANCIAL SERVICES—0.8%
BM&F BOVESPA SA	275,900	1,128,355
JPMorgan Chase & Co.	4,900	161,700
		1,290,055
PACKAGED FOODS & MEATS—1.0%
General Mills Inc.‡	34,200	1,733,598

PAPER PACKAGING—0.1%
Temple-Inland Inc.	13,400	159,996

	SHARES	VALUE
COMMON STOCKS—(CONT.)
PHARMACEUTICALS—6.5%
Abbott Laboratories ‡	125,900	$5,268,915
Allergan Inc.	7,200	335,952
Auxilium Pharmaceuticals Inc. *	22,100	506,090
Bristol-Myers Squibb Co.	19,800	380,160
Johnson & Johnson	6,300	329,868
Medicis Pharmaceutical Corp., Cl. A	36,600	588,162
Optimer Pharmaceuticals Inc. *,‡	109,300	1,526,921
Shire PLC #	4,500	167,715
Teva Pharmaceutical Industries Ltd. #	3,700	162,393
Wyeth	38,800	1,645,120
		10,911,296
PROPERTY & CASUALTY INSURANCE—0.9%
Travelers Cos. Inc., /The	34,900	1,435,786

PUBLISHING—1.5%
McGraw-Hill Cos. Inc., /The‡	77,300	2,330,595

REAL ESTATE SERVICES—0.1%
Mack-Cali Realty Corp.	7,000	188,020

REGIONAL BANKS—0.1%
Keycorp	32,200	198,030

RESTAURANTS—0.7%
McDonald’s Corp.	13,600	724,744
Wendy’s/Arby’s Group Inc.	88,400	442,000
		1,166,744
RETAIL REITS—0.1%
Regency Centers Corp.	6,700	250,915

SEMICONDUCTORS—3.7%
Atheros Communications Inc. *	91,200	1,570,464
Broadcom Corp., Cl. A *	32,400	751,356
Marvell Technology Group Ltd. *,‡	133,700	1,468,026
National Semiconductor Corp.	46,300	572,731
ON Semiconductor Corp. *	212,100	1,149,582
Taiwan Semiconductor Manufacturing Co., Ltd. #	58,000	613,060
		6,125,219
SOFT DRINKS—0.9%
Coca-Cola Co., /The‡	33,100	1,424,955

SPECIALIZED FINANCE—1.0%
NYSE Euronext‡	72,200	1,672,874

SPECIALTY CHEMICALS—0.9%
Albemarle Corp.	12,100	324,522
Lubrizol Corp.	9,700	419,234
Rockwood Holdings Inc. *	66,503	817,987
		1,561,743
STEEL—0.1%
AK Steel Holding Corp.	8,200	106,682

SYSTEMS SOFTWARE—3.8%
Microsoft Corp. ‡	265,600	5,381,056

	SHARES	VALUE
COMMON STOCKS—(CONT.)
SYSTEMS SOFTWARE—(CONT.)
Symantec Corp. *	53,200	$917,700
		6,298,756
TECHNOLOGY DISTRIBUTORS—0.8%
Mellanox Technologies Ltd.*	125,900	1,284,180

THRIFTS & MORTGAGE FINANCE—1.9%
People’s United Financial Inc.	85,300	1,332,386
TFS Financial Corp. ‡	142,800	1,675,044
		3,007,430
TOBACCO—3.3%
Philip Morris International Inc. ‡	152,500	5,520,500

WIRELESS TELECOMMUNICATION SERVICES—0.5%
American Tower Corp., Cl. A*	24,300	771,768

TOTAL COMMON STOCKS
(Cost $184,591,919)		174,556,704

CONVERTIBLE PREFERRED STOCK—0.6%
PHARMACEUTICALS—0.6%
Mylan Inc., 6.50%, 11/15/10(a)
(Cost $802,523)	1,138	969,576

	PRINCIPAL
	AMOUNT
CONVERTIBLE CORPORATE BONDS—0.6%
AUTO PARTS & EQUIPMENT—0.2%
BorgWarner Inc.., 3.50%, 4/15/12	250,000	290,000

LIFE SCIENCES TOOLS & SERVICES—0.2%
Invitrogen Corp., 3.25%, 6/15/25	517,000	521,524

STEEL—0.2%
ArcelorMittal., 5.00%, 5/15/14	250,000	259,800

TOTAL CONVERTIBLE CORPORATE BONDS
(Cost $954,359)		1,071,324

SHORT-TERM INVESTMENTS—0.1%
TIME DEPOSITS—0.1%
Citibank London, 0.03%, 5/01/09
(Cost $118,722)	118,722	118,722

Total Investments
(Cost $186,467,523)(b)	106.9%	176,716,326
Liabilities in Excess of Other Assets	(6.9)	(11,205,301)

NET ASSETS	100.0%	$165,511,025

‡                       All or a portion of this security is held as collateral for securities sold short.

*                      Non-income producing security.

#                      American Depositary Receipts.

(a)       These securities are required to be converted on the date listed; they generally may be converted prior to this date at the option of the holder.

(b)       At April 30, 2009, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $196,359,785 amounted to $19,643,459 which consisted of aggregate gross unrealized appreciation of $11,715,388 and aggregate gross unrealized depreciation of $31,358,847.

See Notes to Financial Statements.

THE ALGER FUNDS II | ALGER SPECTRA FUND

Securities Sold Short (Unaudited) April 30, 2009

	SHARES	VALUE
COMMON STOCKS—(8.4)%
REINSURANCE—(0.1)%
RenaissanceRe Holdings Ltd.	4,400	$214,104

DIVERSIFIED BANKS—(0.1)%
Royal Bank of Canada	4,800	169,632

APPLICATION SOFTWARE—(0.6)%
SAP AG#	4,500	171,405
Autodesk Inc.*	39,100	779,654
		951,059
INTEGRATED TELECOMMUNICATION SERVICES—(0.4)%
Telefonos de Mexico SAB de CV#	36,600	585,600

CONSUMER FINANCE—(0.1)%
American Express Co.	3,300	83,226

RESIDENTIAL REITS—(0.2)%
AvalonBay Communities Inc.	5,300	301,093

HEALTH CARE EQUIPMENT—(0.3)%
CR Bard Inc.	7,500	537,225

SPECIALTY STORES—(0.8)%
Barnes & Noble Inc.	51,100	1,334,732

SECURITY & ALARM SERVICES—(0.3)%
Brink’s Co., /The	17,200	487,620

OIL & GAS EQUIPMENT & SERVICES—(0.3)%
CARBO Ceramics Inc.	16,300	500,573

TRADING COMPANIES & DISTRIBUTORS—(0.9)%
Fastenal Co.	39,800	1,526,728

DEPARTMENT STORES—(0.5)%
Kohl’s Corp.*	18,900	857,115

TRUCKING—(0.5)%
Landstar System Inc.	23,200	826,152

WIRELESS TELECOMMUNICATION SERVICES—(0.7)%
MetroPCS Communications Inc.*	62,300	1,064,707

THRIFTS & MORTGAGE FINANCE—(0.7)%
New York Community Bancorp Inc.	103,300	1,168,323

RESTAURANTS—(0.4)%
PF Chang’s China Bistro Inc.*	19,800	597,564

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS—(0.3)%
PACCAR Inc.	12,500	443,000

PAPER PACKAGING—(0.2)%
Packaging Corp., of America	20,400	323,748

IT CONSULTING & OTHER SERVICES—(0.8)%
SAIC Inc.*	71,500	1,294,150

RETAIL REITS—(0.1)%
Simon Property Group Inc.	3,400	175,440

SEMICONDUCTORS—(0.3)%
Texas Instruments Inc.	27,600	498,456

TOTAL (proceeds $12,643,989)		$13,940,247

*                      Non-income producing security.

#                      American Depositary Receipts.

See Notes to Financial Statements.

THE ALGER FUNDS II | ALGER GREEN FUND

Schedule of Investments (Unaudited) April 30, 2009

	SHARES	VALUE
COMMON STOCKS—(CONT.)—91.2%
AEROSPACE & DEFENSE—0.8%
General Dynamics Corp.	3,395	$175,420

AIR FREIGHT & LOGISTICS—0.9%
United Parcel Service Inc., Cl. B	3,770	197,322

APPAREL RETAIL—0.5%
Gap Inc., /The	7,205	111,966

APPLICATION SOFTWARE—2.0%
Adobe Systems Inc. *	9,280	253,808
Solera Holdings Inc. *	8,355	190,661
		444,469
AUTO PARTS & EQUIPMENT—0.6%
Fuel Systems Solutions Inc.*	8,770	133,918

BIOTECHNOLOGY—2.9%
Celgene Corp. *	3,690	157,637
Genzyme Corp. *	1,900	101,327
Metabolix Inc. *	27,440	216,776
United Therapeutics Corp. *	2,725	171,157
		646,897
BROADCASTING & CABLE TV—1.1%
Discovery Communications Inc.*	13,035	247,535

CABLE & SATELLITE—0.9%
DIRECTV Group Inc., /The*	8,670	214,409

CASINOS & GAMING—0.5%
Las Vegas Sands Corp.*	15,030	117,535

COMMERCIAL PRINTING—1.0%
Warnaco Group Inc., /The*	7,925	228,557

COMMUNICATIONS EQUIPMENT—2.2%
Cisco Systems Inc.*	25,700	496,524

COMPUTER & ELECTRONICS RETAIL—0.8%
GameStop Corp., Cl. A*	5,920	178,547

COMPUTER HARDWARE—7.3%
Apple Inc. *	6,365	800,908
Hewlett-Packard Co.	10,490	377,430
International Business Machines Corp.	4,705	485,603
		1,663,941
CONSTRUCTION & ENGINEERING—0.8%
Aecom Technology Corp.*	7,015	180,496

DATA PROCESSING & OUTSOURCED SERVICES—2.3%
TeleTech Holdings Inc. *	21,785	289,087
Visa Inc., Cl. A	3,710	241,002
		530,089
DISTRIBUTORS—1.0%
LKQ Corp.*	13,505	229,315

DIVERSIFIED BANKS—0.4%
Comerica Inc.	4,830	101,333

	SHARES	VALUE
COMMON STOCKS—(CONT.)
EDUCATION SERVICES—0.9%
ITT Educational Services Inc.*	2,030	$204,563

ELECTRIC UTILITIES—1.4%
Duke Energy Corp.	15,455	213,433
ITC Holdings Corp.	2,520	109,696
		323,129
ELECTRICAL COMPONENTS & EQUIPMENT—3.8%
First Solar Inc. *	2,370	443,878
General Cable Corp. *	5,410	146,827
SunPower Corp., Cl. A *	9,605	262,985
		853,690
ELECTRONIC COMPONENTS—1.3%
Dolby Laboratories Inc., Cl. A*	7,065	283,518

ENVIRONMENTAL & FACILITIES SERVICES—4.3%
Covanta Holding Corp. *	12,940	182,583
EnergySolutions Inc.	32,740	317,578
Tetra Tech Inc. *	9,180	225,461
Waste Management Inc.	9,930	264,833
		990,455
FOOD DISTRIBUTORS—0.6%
Diedrich Coffee Inc.*	14,070	136,760

FOOD RETAIL—1.4%
Whole Foods Market Inc.	15,015	311,261

FOOTWEAR—1.2%
NIKE Inc., Cl. B	5,020	263,399

GENERAL MERCHANDISE STORES—0.3%
Target Corp.	1,645	67,873

HEALTH CARE EQUIPMENT—0.5%
Covidien Ltd.	3,690	121,696

HEALTH CARE SUPPLIES—1.0%
Inverness Medical Innovations Inc.*	7,025	226,837

HEAVY ELECTRICAL EQUIPMENT—0.7%
Vestas Wind Systems A/S*	2,360	155,970

HOME ENTERTAINMENT SOFTWARE—0.0%
Rosetta Stone Inc.*	105	3,145

HOMEBUILDING—1.0%
KB Home	12,440	224,791

HOTELS RESORTS & CRUISE LINES—0.7%
Carnival Corp.	5,525	148,512

HOUSEHOLD PRODUCTS—1.3%
Procter & Gamble Co., /The	5,954	294,366

HYPERMARKETS & SUPER CENTERS—2.6%
Wal-Mart Stores Inc.	11,545	581,868

INDUSTRIAL GASES—0.5%
Praxair Inc.	1,530	114,153

	SHARES	VALUE
COMMON STOCKS—(CONT.)
INDUSTRIAL MACHINERY—0.7%
SPX Corp.	3,490	$161,133

INTEGRATED OIL & GAS—1.4%
BP PLC #	2,250	95,535
Chevron Corp.	3,525	233,002
		328,537
INTERNET RETAIL—1.9%
Amazon.com Inc. *	1,310	105,481
Expedia Inc. *	25,110	341,746
		447,227
INTERNET SOFTWARE & SERVICES—7.5%
eBay Inc. *	18,935	311,859
Google Inc., Cl. A *	1,190	471,204
IAC/InterActiveCorp. *	15,620	250,232
Netease.com #*	7,265	219,258
Vignette Corp. *	28,660	236,732
Yahoo! Inc. *	14,855	212,278
		1,701,563
INVESTMENT BANKING & BROKERAGE—1.8%
Goldman Sachs Group Inc., /The	2,140	274,989
Morgan Stanley	5,040	119,146
		394,135
LIFE SCIENCES TOOLS & SERVICES—0.9%
Life Technologies Corp.*	5,200	193,960

MANAGED HEALTH CARE—1.1%
WellPoint Inc.*	5,915	252,925

METAL & GLASS CONTAINERS—1.1%
Crown Holdings Inc.*	11,090	244,535

MOVIES & ENTERTAINMENT—0.3%
Walt Disney Co., /The	2,595	56,831

OFFICE REITS—0.6%
Digital Realty Trust Inc.	4,025	144,940

OIL & GAS EXPLORATION & PRODUCTION—0.5%
Nexen Inc.	5,455	104,191

OTHER DIVERSIFIED FINANCIAL SERVICES—0.5%
Bank of America Corp.	11,935	106,580

PACKAGED FOODS & MEATS—0.8%
General Mills Inc.	3,760	190,594

PHARMACEUTICALS—5.0%
Abbott Laboratories	7,800	326,430
Johnson & Johnson	7,120	372,804
Merck & Co., Inc.	7,280	176,467
Wyeth	6,145	260,548
		1,136,249
PROPERTY & CASUALTY INSURANCE—0.7%
Travelers Cos. Inc., /The	3,925	161,475

	SHARES	VALUE
COMMON STOCKS—(CONT.)
RAILROADS—0.8%
Norfolk Southern Corp.	4,865	$173,583

REAL ESTATE MANAGEMENT & DEVELOPMENT—0.7%
Brookfield Asset Management Inc.	9,860	153,126

RESTAURANTS—1.2%
Starbucks Corp.*	19,305	279,150

SEMICONDUCTORS—4.5%
Altera Corp.	3,205	52,274
Atheros Communications Inc. *	13,065	224,979
Broadcom Corp., Cl. A *	7,585	175,896
Cree Inc. *	6,790	185,978
Intel Corp.	23,465	370,278
		1,009,405
SOFT DRINKS—2.6%
Coca-Cola Co., /The	8,505	366,141
Hansen Natural Corp. *	5,700	232,332
		598,473
SPECIALIZED FINANCE—0.8%
NYSE Euronext	7,805	180,842

SPECIALTY CHEMICALS—2.0%
Nalco Holding Co.	13,415	218,933
Rockwood Holdings Inc. *	19,790	243,417
		462,350
SYSTEMS SOFTWARE—4.3%
Microsoft Corp.	34,680	702,617
Oracle Corp.	13,995	270,663
		973,280
TOTAL COMMON STOCKS (Cost $23,050,914)		20,659,343

	PRINCIPAL
	AMOUNT
SHORT-TERM INVESTMENTS—7.4%
TIME DEPOSITS—7.4%
Wells Fargo Grand Cayman, 0.03%, 5/1/09	800,000	800,000
Bank of American NA, 0.03%, 5/1/09	78,094	78,094
Citibank London, 0.03%, 5/1/09	800,000	800,000

TOTAL TIME DEPOSITS (Cost $1,678,094)		1,678,094

Total Investments (Cost $24,729,008)(a)	98.6%	22,337,437
Other Assets in Excess of Liabilities	1.4	326,337

NET ASSETS	100.0%	$22,663,774

*	Non-income producing security.
#	American Depositary Receipts.

(a)

At April 30, 2009, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $25,096,272 amounted to $2,758,835 which consisted of aggregate gross unrealized appreciation of $1,321,992 and aggregate gross unrealized depreciation of $4,080,827.

See Notes to Financial Statements.

(This page has been intentionally left blank)

THE ALGER FUNDS II | ALGER ANALYST FUND

Schedule of Investments (Unaudited) April 30, 2009

	SHARES	VALUE
COMMON STOCKS—81.3%
AEROSPACE & DEFENSE—1.0%
BE Aerospace Inc. *	915	$9,873
L-3 Communications Holdings Inc.	89	6,777
		16,650
AIR FREIGHT & LOGISTICS—0.4%
United Parcel Service Inc., Cl. B	109	5,705

APPAREL RETAIL—0.9%
Chico’s FAS Inc. *	1,254	9,581
Gap Inc., /The	44	684
Urban Outfitters Inc. *	227	4,424
		14,689
APPLICATION SOFTWARE—2.8%
Ansys Inc. *	180	4,972
Concur Technologies Inc. *	102	2,761
Intuit Inc. *	281	6,500
Net 1 UEPS Technologies Inc. *	300	4,950
Salesforce.com Inc. *	339	14,512
Synchronoss Technologies Inc. *	461	6,122
Taleo Corp., Cl. A *	460	5,525
		45,342
ASSET MANAGEMENT & CUSTODY BANKS—0.6%
AllianceBernstein Holding LP	300	5,256
Northern Trust Corp.	90	4,892
		10,148
AUTOMOTIVE RETAIL—0.6%
Advance Auto Parts Inc.	213	9,319

BIOTECHNOLOGY—5.3%
Alexion Pharmaceuticals Inc. *	662	22,124
Biogen Idec Inc. *	220	10,635
Celgene Corp. *	555	23,709
Cephalon Inc. *	141	9,251
Genzyme Corp. *	157	8,373
Seattle Genetics Inc. *	1,094	10,098
		84,190
BROADCASTING & CABLE TV—0.6%
Discovery Communications Inc.*	467	8,868

CABLE & SATELLITE—0.6%
DIRECTV Group Inc., /The*	362	8,952

CASINOS & GAMING—1.7%
Bally Technologies Inc. *	49	1,283
Las Vegas Sands Corp. *	1,740	13,607
Penn National Gaming Inc. *	297	10,104
WMS Industries Inc. *	44	1,413
		26,407
COMMERCIAL PRINTING—0.7%
Warnaco Group Inc., /The*	404	11,651

COMMUNICATIONS EQUIPMENT—2.7%
F5 Networks Inc. *	217	5,918

	SHARES	VALUE
COMMON STOCKS—(CONT.)
COMMUNICATIONS EQUIPMENT—(CONT.)
Nice Systems Ltd. #*	37	$948
Polycom Inc. *	620	11,557
Qualcomm Inc.	135	5,713
Research In Motion Ltd. *	208	14,455
Starent Networks Corp. *	255	5,031
		43,622
COMPUTER & ELECTRONICS RETAIL—0.6%
Best Buy Co., Inc.	71	2,725
GameStop Corp., Cl. A *	246	7,419
		10,144
COMPUTER HARDWARE—2.7%
Apple Inc. *	138	17,365
Hewlett-Packard Co.	706	25,401
		42,766
CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS—0.8%
Bucyrus International Inc.	571	12,396

DATA PROCESSING & OUTSOURCED SERVICES—0.7%
Affiliated Computer Services Inc., Cl. A *	75	3,629
Mastercard Inc.	39	7,154
		10,783
DISTILLERS & VINTNERS—0.5%
Central European Distribution Corp.*	366	8,198

DIVERSIFIED METALS & MINING—0.1%
Cia Vale do Rio Doce#	126	2,080

DRUG RETAIL—0.4%
CVS Caremark Corp.	89	2,828
Walgreen Co.	88	2,766
		5,594
EDUCATION SERVICES—0.9%
Corinthian Colleges Inc. *	501	7,716
ITT Educational Services Inc. *	60	6,046
		13,762
ELECTRIC UTILITIES—0.4%
Northeast Utilities	301	6,327

ELECTRONIC COMPONENTS—0.3%
Dolby Laboratories Inc., Cl. A*	102	4,093

ENVIRONMENTAL & FACILITIES SERVICES—0.3%
Waste Connections Inc.*	168	4,331

FOOD RETAIL—1.3%
Kroger Co., /The	221	4,778
Whole Foods Market Inc.	761	15,776
		20,554
FOOTWEAR—1.0%
Iconix Brand Group Inc. *	423	6,032
NIKE Inc., Cl. B	185	9,707
		15,739

	SHARES	VALUE
COMMON STOCKS—(CONT.)
GENERAL MERCHANDISE STORES—0.9%
Target Corp.	342	$14,111

GOLD—0.5%
Goldcorp Inc.	142	3,908
Yamana Gold Inc.	462	3,654
		7,562
HEALTH CARE EQUIPMENT—1.3%
Boston Scientific Corp. *	798	6,710
Insulet Corp. *	632	3,634
Masimo Corp. *	72	2,081
NuVasive Inc. *	53	2,009
St. Jude Medical Inc. *	184	6,168
		20,602
HEALTH CARE FACILITIES—2.0%
Community Health Systems Inc. *	500	11,420
Universal Health Services Inc., Cl. B	400	20,160
		31,580
HEALTH CARE SUPPLIES—0.2%
Inverness Medical Innovations Inc.*	82	2,648

HOME ENTERTAINMENT SOFTWARE—1.5%
Activision Blizzard Inc. *	907	9,768
Nintendo Co., Ltd. #	190	6,394
Rosetta Stone Inc. *	75	2,246
Take-Two Interactive Software Inc.	612	5,557
		23,965
HOMEBUILDING—0.9%
KB Home	412	7,445
Toll Brothers Inc. *	367	7,435
		14,880
HOTELS RESORTS & CRUISE LINES—0.7%
Carnival Corp.	405	10,886

HOUSEHOLD PRODUCTS—0.3%
Church & Dwight Co., Inc.	96	5,223

HOUSEWARES & SPECIALTIES—0.1%
Tupperware Brands Corp.	87	2,178

HYPERMARKETS & SUPER CENTERS—0.4%
Wal-Mart Stores Inc.	116	5,846

INDUSTRIAL MACHINERY—1.2%
Clarcor Inc.	292	9,076
ITT Corp.	73	2,994
SPX Corp.	154	7,110
		19,180
INTEGRATED OIL & GAS—0.7%
Chevron Corp.	49	3,239
Exxon Mobil Corp.	44	2,933
Total SA #	85	4,227
		10,399

	SHARES	VALUE
COMMON STOCKS—(CONT.)
INTEGRATED TELECOMMUNICATION SERVICES—0.5%
AT&T Inc.	300	$7,686

INTERNET RETAIL—1.0%
Expedia Inc.*	1,176	16,005

INTERNET SOFTWARE & SERVICES—3.6%
eBay Inc. *	135	2,223
Google Inc., Cl. A *	9	3,564
GSI Commerce Inc. *	1,129	16,044
IAC/InterActiveCorp. *	253	4,053
Limelight Networks Inc. *	814	3,989
Netease.com #*	279	8,420
Vignette Corp. *	1,171	9,672
VistaPrint Ltd. *	279	9,584
		57,549
INVESTMENT BANKING & BROKERAGE—0.7%
Goldman Sachs Group Inc., /The	41	5,268
Morgan Stanley	218	5,154
		10,422
IT CONSULTING & OTHER SERVICES—1.1%
Cognizant Technology Solutions Corp., Cl. A*	731	18,121

LIFE SCIENCES TOOLS & SERVICES—0.3%
Icon PLC #*	100	1,584
Parexel International Corp. *	300	2,973
		4,557
MANAGED HEALTH CARE—0.1%
Aetna Inc.	79	1,739
WellPoint Inc. *	12	513
		2,252
METAL & GLASS CONTAINERS—1.2%
Crown Holdings Inc. *	439	9,680
Silgan Holdings Inc.	211	9,810
		19,490
MOVIES & ENTERTAINMENT—0.6%
Regal Entertainment Group, Cl. A	704	9,194

OFFICE REITS—0.3%
Digital Realty Trust Inc.	111	3,997

OIL & GAS DRILLING—0.2%
Transocean Ltd.*	54	3,644

OIL & GAS EQUIPMENT & SERVICES—0.2%
Dril-Quip Inc. *	6	206
Smith International Inc.	87	2,249
Weatherford International Ltd. *	49	815
		3,270
OIL & GAS EXPLORATION & PRODUCTION—2.0%
Chesapeake Energy Corp.	476	9,381
Concho Resources Inc. *	56	1,536
Denbury Resources Inc. *	13	212

	SHARES	VALUE
COMMON STOCKS—(CONT.)
OIL & GAS EXPLORATION & PRODUCTION—(CONT.)
Mariner Energy Inc. *	281	$3,198
Newfield Exploration Co. *	47	1,465
Nexen Inc.	229	4,374
Penn Virginia Corp.	420	5,909
Quicksilver Resources Inc. *	708	5,756
		31,831
OIL & GAS REFINING & MARKETING—0.6%
Sunoco Inc.	361	9,570

PACKAGED FOODS & MEATS—1.3%
Flowers Foods Inc.	224	5,174
General Mills Inc.	100	5,069
Kraft Foods Inc., Cl. A	249	5,828
Ralcorp Holdings Inc. *	87	4,973
		21,044
PHARMACEUTICALS—13.9%
Abbott Laboratories	38	1,590
Allergan Inc.	160	7,466
Ardea Biosciences Inc. *	2,389	29,479
AstraZeneca PLC. #	333	11,645
Medicis Pharmaceutical Corp., Cl. A	1,650	26,516
Mylan Inc. *	1,569	20,789
Optimer Pharmaceuticals Inc. *	4,371	61,062
Roche Holding AG	225	28,546
Shire PLC #	339	12,635
Wyeth	524	22,218
		221,946
PROPERTY & CASUALTY INSURANCE—0.9%
First Mercury Financial Corp. *	413	5,460
Travelers Cos. Inc., /The	236	9,710
		15,170
PUBLISHING—0.4%
McGraw-Hill Cos. Inc., /The	233	7,025

RAILROADS—0.3%
Burlington Northern Santa Fe Corp.	74	4,994

REINSURANCE—0.5%
Platinum Underwriters Holdings Ltd.	304	8,746

RESEARCH & CONSULTING SERVICES—0.4%
FTI Consulting Inc.*	119	6,531

RESTAURANTS—0.6%
Jack in the Box Inc. *	161	3,959
McDonald’s Corp.	109	5,809
		9,768
SECURITY & ALARM SERVICES—0.7%
Geo Group Inc., /The*	681	11,325

SEMICONDUCTORS—4.4%
Atheros Communications Inc. *	360	6,199
Broadcom Corp., Cl. A *	372	8,627

	SHARES	VALUE
COMMON STOCKS—(CONT.)
SEMICONDUCTORS—(CONT.)
Intel Corp.	433	$6,833
Marvell Technology Group Ltd. *	1,245	13,670
Monolithic Power Systems Inc. *	351	6,494
National Semiconductor Corp.	605	7,484
Netlogic Microsystems Inc. *	153	4,986
ON Semiconductor Corp. *	1,777	9,631
Taiwan Semiconductor Manufacturing Co., Ltd. #	445	4,704
		68,628
SOFT DRINKS—0.8%
Coca-Cola Co., /The	287	12,355

SPECIALIZED FINANCE—0.7%
NYSE Euronext	484	11,214

SPECIALIZED REITS—0.4%
Host Hotels & Resorts Inc.	786	6,044

SPECIALTY STORES—0.4%
PetSmart Inc.	307	7,024

SYSTEMS SOFTWARE—1.5%
Oracle Corp.	248	4,796
Red Hat Inc. *	289	4,991
Symantec Corp. *	795	13,714
		23,501
THRIFTS & MORTGAGE FINANCE—0.9%
Brookline Bancorp Inc.	528	5,238
TFS Financial Corp.	749	8,786
		14,024
TOBACCO—1.0%
Altria Group Inc.	310	5,062
Philip Morris International Inc.	309	11,186
		16,248
WIRELESS TELECOMMUNICATION SERVICES—1.2%
American Tower Corp., Cl. A *	169	5,367
SBA Communications Corp. *	576	14,516
		19,883
TOTAL COMMON STOCKS (Cost $1,342,813)		1,294,428

	PRINCIPAL
	AMOUNT
SHORT-TERM INVESTMENTS—18.6%
TIME DEPOSITS—18.6%
Brown Bothers Harriman Cayman, 0.03%, 5/1/09	52,174	52,174
Wells Fargo Grand Cayman, 0.03%, 5/1/09	61,000	61,000
Bank of American NA, 0.03%, 5/1/09	61,000	61,000
JP Morgan Chase & Co., 0.03%, 5/1/09	61,000	61,000

	PRINCIPAL
	AMOUNT	VALUE
SHORT-TERM INVESTMENTS—(CONT.)
TIME DEPOSITS—(CONT.)
Citibank London, 0.03%, 5/1/09	$61,000	$61,000

TOTAL TIME DEPOSITS (Cost $296,174)		296,174

Total Investments (Cost $1,638,987)(a)	99.9%	1,590,602
Other Assets in Excess of Liabilities	0.1	883

NET ASSETS	100.0%	$1,591,485

*	Non-income producing security.
#	American Depositary Receipts.
(a)

At April 30, 2009, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $1,647,578 amounted to $56,976 which consisted of aggregate gross unrealized appreciation of $132,149 and aggregate gross unrealized depreciation of $189,125.

See Notes to Financial Statements.

THE ALGER FUNDS II | ALGER INTERNATIONAL OPPORTUNITIES FUND

Schedule of Investments (Unaudited) April 30, 2009

	SHARES	VALUE
COMMON STOCKS—91.7%
AUSTRALIA—2.8%
BIOTECHNOLOGY—0.7%
CSL Ltd.	529	$13,378

DIVERSIFIED METALS & MINING—0.7%
Rio Tinto Ltd.	288	13,633

INTEGRATED OIL & GAS—0.3%
Origin Energy Ltd.*	514	6,152

OIL & GAS EXPLORATION & PRODUCTION—0.7%
Linc Energy Ltd.*	7,604	14,022

STEEL—0.4%
Fortescue Metals Group Ltd.*	4,993	8,657

TOTAL AUSTRALIA (Cost $114,598)		55,842

BELGIUM—1.6%
FOOD RETAIL—0.2%
Colruyt SA*	14	3,196

INTEGRATED TELECOMMUNICATION SERVICES—1.4%
Belgacom SA	929	27,187

TOTAL BELGIUM (Cost $42,650)		30,383

BERMUDA—2.1%
INVESTMENT BANKING & BROKERAGE—0.7%
Lazard Ltd., Cl. A	532	14,524

REINSURANCE—1.4%
Platinum Underwriters Holdings Ltd.	948	27,274

TOTAL BERMUDA (Cost $39,640)		41,798

BRAZIL—5.3%
DIVERSIFIED METALS & MINING—2.5%
Cia Vale do Rio Doce#	3,031	50,042

INTEGRATED OIL & GAS—2.5%
Petroleo Brasileiro SA#	1,558	52,303

OTHER DIVERSIFIED FINANCIAL SERVICES—0.3%
BM&F BOVESPA SA	1,626	6,650

TOTAL BRAZIL (Cost $108,422)		108,995

CANADA—1.7%
COMMUNICATIONS EQUIPMENT—1.7%
Research In Motion Ltd.* (Cost $52,878)	477	33,152

CAYMAN ISLANDS—1.6%
INTERNET SOFTWARE & SERVICES—1.6%
Netease.com#* (Cost $22,734)	1,101	33,228

	SHARES	VALUE
COMMON STOCKS—(CONT.)
CHINA—2.6%
COMMUNICATIONS EQUIPMENT—0.2%
ZTE Corp.	1,396	$4,737

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS—0.3%
China High Speed Transmission Equipment Group Co., Ltd.	3,496	6,316

CONSTRUCTION MATERIALS—0.5%
China National Building Material Co., Ltd.	4,350	9,250

DIVERSIFIED BANKS—0.4%
China Construction Bank Corp.	7,038	4,114
Industrial & Commercial Bank of China	6,856	3,963
		8,077
ELECTRICAL COMPONENTS & EQUIPMENT—0.4%
JA Solar Holdings Co., Ltd. #*	1,250	4,388
Suntech Power Holdings Co., Ltd. #*	297	4,434
		8,822
LEISURE PRODUCTS—0.2%
Anta Sports Products Ltd.	4,657	3,990

LIFE & HEALTH INSURANCE—0.4%
China Life Insurance Co., Ltd.	2,445	8,676

PACKAGED FOODS & MEATS—0.2%
China Yurun Food Group Ltd.	2,730	3,251

TOTAL CHINA (Cost $59,744)		53,119

DENMARK—1.8%
HEAVY ELECTRICAL EQUIPMENT—1.8%
Vestas Wind Systems A/S* (Cost $43,582)	535	35,357

FINLAND—1.2%
COMMUNICATIONS EQUIPMENT—1.2%
Nokia OYJ (Cost $57,196)	1,703	24,665

FRANCE—6.1%
DIVERSIFIED METALS & MINING—0.1%
Eramet*	12	2,621

INDUSTRIAL GASES—0.2%
Air Liquide SA	56	4,590

INDUSTRIAL MACHINERY—0.6%
Vallourec SA	102	11,271

INTEGRATED OIL & GAS—1.0%
Total SA	385	19,562

LEISURE PRODUCTS—1.9%
Hermes International	288	38,464

MULTI-UTILITIES—1.4%
Veolia Environnement	962	26,725

	SHARES	VALUE
COMMON STOCKS—(CONT.)
FRANCE—(CONT.)
PERSONAL PRODUCTS—0.2%
L’Oreal SA	57	$4,095

PHARMACEUTICALS—0.7%
Ipsen SA	326	13,426

TOTAL FRANCE (Cost $162,219)		120,754

GERMANY—6.3%
AIR FREIGHT & LOGISTICS—0.2%
Deutsche Post AG	291	3,374

AUTOMOBILE MANUFACTURERS—1.9%
Porsche Automobil Holding SE*	524	37,905

FERTILIZERS & AGRICULTURAL CHEMICALS—0.3%
K & S AG*	107	6,458

HEALTH CARE SERVICES—0.2%
Fresenius Medical Care AG & Co., KGAA	108	4,258

HOUSEHOLD PRODUCTS—0.8%
Henkel AG & Co., KGAA	659	16,338

INDUSTRIAL CONGLOMERATES—0.4%
Siemens AG	122	8,250

PHARMACEUTICALS—2.5%
Bayer AG	491	24,470
Merck KGAA	285	25,662
		50,132

TOTAL GERMANY (Cost $186,960)		126,715

GREECE—0.5%
CASINOS & GAMING—0.2%
OPAP SA*	119	3,696

SOFT DRINKS—0.3%
Coca Cola Hellenic Bottling Co., SA	379	6,077

TOTAL GREECE (Cost $20,227)		9,773

HONG KONG—2.9%
ELECTRONIC MANUFACTURING SERVICES—0.2%
Ju Teng International Holdings Ltd.*	13,086	5,741

INDUSTRIAL CONGLOMERATES—0.2%
Hutchison Whampoa Ltd.	772	4,562

OIL & GAS EXPLORATION & PRODUCTION—0.3%
CNOOC Ltd.	5,189	5,812

REAL ESTATE MANAGEMENT & DEVELOPMENT—0.9%
Cheung Kong Holdings Ltd.	517	5,430
Hang Lung Properties Ltd.	2,924	8,376
New World Development Ltd.	3,567	4,731
		18,537

	SHARES	VALUE
COMMON STOCKS—(CONT.)
HONG KONG—(CONT.)
SPECIALIZED FINANCE—1.0%
Hong Kong Exchanges and Clearing Ltd.	1,756	$20,471

WIRELESS TELECOMMUNICATION SERVICES—0.3%
China Mobile Ltd.	691	6,027

TOTAL HONG KONG (Cost $51,093)		61,150

INDIA—2.8%
DIVERSIFIED BANKS—0.4%
ICICI Bank Ltd.#	358	7,386

HEAVY ELECTRICAL EQUIPMENT—1.2%
ABB Ltd. *	928	8,968
Bharat Heavy Electricals Ltd. *	466	15,526
		24,494
IT CONSULTING & OTHER SERVICES—1.2%
Infosys Technologies Ltd.#	764	23,539

TOTAL INDIA (Cost $88,627)		55,419

IRELAND—0.5%
LIFE SCIENCES TOOLS & SERVICES—0.5%
Icon PLC#* (Cost $19,240)	590	9,346

ISRAEL—8.4%
COMMUNICATIONS EQUIPMENT—2.8%
Ceragon Networks Ltd. *	4,449	22,690
Nice Systems Ltd. #*	1,366	34,982
		57,672
IT CONSULTING & OTHER SERVICES—0.8%
Ness Technologies Inc.*	4,371	16,129

PHARMACEUTICALS—2.9%
Teva Pharmaceutical Industries Ltd.#	1,388	60,918

TECHNOLOGY DISTRIBUTORS—1.9%
Mellanox Technologies Ltd.*	3,638	37,108

TOTAL ISRAEL (Cost $246,037)		171,827

JAPAN—13.9%
APPAREL RETAIL—0.2%
Fast Retailing Co., Ltd.	47	4,920

BREWERS—0.9%
Kirin Holdings Co., Ltd.	1,567	17,249

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS—0.3%
Kubota Corp.	925	5,528

CONSUMER ELECTRONICS—2.3%
Sony Corp.	1,850	47,573

	SHARES	VALUE
COMMON STOCKS—(CONT.)
JAPAN—(CONT.)
ELECTRONIC EQUIPMENT MANUFACTURERS—2.0%
Keyence Corp.	52	$9,181
Kyocera Corp.	391	30,283
		39,464
FOOD RETAIL—1.0%
Seven & I Holdings Co., Ltd.	940	21,258

HOME ENTERTAINMENT SOFTWARE—2.1%
Nintendo Co., Ltd.	168	44,925

HOUSEHOLD PRODUCTS—0.1%
Kao Corp.*	142	2,672

INDUSTRIAL MACHINERY—0.7%
Fanuc Ltd.	209	15,018

INTEGRATED TELECOMMUNICATION SERVICES—0.8%
Nippon Telegraph & Telephone Corp.	439	16,420

INTERNET SOFTWARE & SERVICES—0.2%
Yahoo! Japan Corp.	14	3,502

OFFICE ELECTRONICS—0.2%
Ricoh Co., Ltd.*	381	4,659

PERSONAL PRODUCTS—0.1%
Shiseido Co., Ltd.	106	1,865

PHARMACEUTICALS—0.9%
Astellas Pharma Inc.	164	5,351
Eisai Co., Ltd.	101	2,726
Mitsubishi Tanabe Pharma Corp. *	130	1,238
Shionogi & Co., Ltd.	91	1,568
Takeda Pharmaceutical Co., Ltd. *	172	6,119
		17,002
RAILROADS—0.7%
East Japan Railway Co.	100	5,651
Kintetsu Corp. *	1,154	5,032
West Japan Railway Co.	1	3,070
		13,753
REGIONAL BANKS—0.2%
Resona Holdings Inc.	230	3,076

SECURITY & ALARM SERVICES—0.1%
Secom Co., Ltd.	53	1,961

TIRES & RUBBER—0.1%
Bridgestone Corp.	132	1,959

TOBACCO—0.3%
Japan Tobacco Inc.	2	5,021

TRADING COMPANIES & DISTRIBUTORS—0.2%
Marubeni Corp.	867	3,137

WIRELESS TELECOMMUNICATION SERVICES—0.5%
NTT DoCoMo Inc.	7	9,748

TOTAL JAPAN

	SHARES	VALUE
COMMON STOCKS—(CONT.)
JAPAN—(CONT.) (Cost $352,568)		$280,710

NETHERLANDS—2.0%
AEROSPACE & DEFENSE—0.3%
European Aeronautic Defence and Space Co., NV	366	5,335

CONSTRUCTION & ENGINEERING—0.6%
Chicago Bridge & Iron Co., NV#	1,032	11,042

CONSUMER ELECTRONICS—0.9%
Koninklijke Philips Electronics NV	971	17,705

DIVERSIFIED CHEMICALS—0.2%
Akzo Nobel NV	80	3,382

TOTAL NETHERLANDS (Cost $79,715)		37,464

NORWAY—0.4%
FERTILIZERS & AGRICULTURAL CHEMICALS—0.3%
Yara International ASA	209	5,689

OIL & GAS EQUIPMENT & SERVICES—0.1%
Norsk Hydro ASA*	486	2,180

TOTAL NORWAY (Cost $20,129)		7,869

PORTUGAL—0.1%
INTEGRATED TELECOMMUNICATION SERVICES—0.1%
Portugal Telecom SGPS SA* (Cost $3,032)	230	1,771

SOUTH AFRICA—2.2%
APPLICATION SOFTWARE—2.2%
Net 1 UEPS Technologies Inc.* (Cost $67,793)	2,625	43,313

SPAIN—0.6%
CONSTRUCTION & ENGINEERING—0.6%
ACS Actividades de Construccion y Servicios SA* (Cost $11,319)	274	13,779

SWEDEN—1.3%
COMMUNICATIONS EQUIPMENT—0.6%
Telefonaktiebolaget LM Ericsson	1,255	11,063

INDUSTRIAL MACHINERY—0.7%
Atlas Copco AB	1,559	14,662

TOTAL SWEDEN (Cost $20,966)		25,725

SWITZERLAND—8.1%
BIOTECHNOLOGY—0.4%
Actelion Ltd.*	190	8,716

DIVERSIFIED CAPITAL MARKETS—1.5%
Credit Suisse Group AG	263	10,299

	SHARES	VALUE
COMMON STOCKS—(CONT.)
SWITZERLAND—(CONT.)
UBS AG *	1,344	$18,821
		29,120
HEALTH CARE EQUIPMENT—0.7%
Synthes Inc.*	132	13,444

HEAVY ELECTRICAL EQUIPMENT—1.4%
ABB Ltd.*	1,923	27,639

INTEGRATED TELECOMMUNICATION SERVICES—0.8%
Swisscom AG	61	16,014

LEISURE PRODUCTS—0.8%
Compagnie Financiere Richemont SA	886	16,025

PHARMACEUTICALS—2.5%
Novartis AG	628	23,930
Roche Holding AG	204	25,881
		49,811

TOTAL SWITZERLAND (Cost $250,913)		160,769

TAIWAN—1.8%
ELECTRONIC MANUFACTURING SERVICES—0.3%
HON HAI Precision Industry Co., Ltd.*	1,810	5,232

SEMICONDUCTORS—1.5%
MediaTek Inc. *	401	4,177
Taiwan Semiconductor Manufacturing Co., Ltd. #	2,362	24,966
		29,143

TOTAL TAIWAN (Cost $25,496)		34,375

UNITED KINGDOM—12.0%
COMPUTER & ELECTRONICS RETAIL—0.7%
Game Group PLC*	4,474	13,143

DIVERSIFIED BANKS—0.5%
HSBC Holdings PLC.*	1,481	10,544

DIVERSIFIED METALS & MINING—1.4%
Antofagasta PLC	656	5,735
Kazakhmys PLC	1,047	8,300
Vedanta Resources PLC.	855	13,607
		27,642
HEALTH CARE EQUIPMENT—2.0%
Smith & Nephew PLC.	5,755	40,976

INTEGRATED OIL & GAS—3.6%
BG Group PLC	1,326	21,476
BP PLC	6,871	49,125
		70,601
MULTI-UTILITIES—0.8%
Centrica PLC	5,039	16,950

OIL & GAS EXPLORATION & PRODUCTION—0.2%
Eurasian Natural Resources Corp.	486	4,285

	SHARES	VALUE
COMMON STOCKS—(CONT.)
UNITED KINGDOM—(CONT.)
PHARMACEUTICALS—1.3%
AstraZeneca PLC	203	$7,174
Shire PLC.	1,423	17,934
		25,108
PUBLISHING—0.3%
Thomson Reuters PLC.	201	5,227

RESTAURANTS—0.9%
Compass Group PLC	3,550	17,044

TOBACCO—0.3%
British American Tobacco PLC	271	6,582

TOTAL UNITED KINGDOM (Cost $379,875)		238,102

UNITED STATES—1.1%
DISTILLERS & VINTNERS—1.1%
Central European Distribution Corp.* (Cost $52,354)	972	21,773

TOTAL COMMON STOCKS (Cost $2,580,007)		1,837,173

	PRINCIPAL
	AMOUNT
SHORT-TERM INVESTMENTS—6.2%
TIME DEPOSITS—6.2%
Wells Fargo Grand Cayman, 0.03%, 5/1/09	48,389	48,389
Citibank London, 0.03%, 5/1/09	76,000	76,000

TOTAL TIME DEPOSITS (Cost $124,389)		124,389

Total Investments (Cost $2,704,396)(a)	97.9%	1,961,562
Other Assets in Excess of Liabilities	2.1	41,571

NET ASSETS	100.0%	$2,003,133

*	Non-income producing security.
#	American Depositary Receipts.
(a)

At April 30, 2009, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $2,800,802 amounted to $839,240 which consisted of aggregate gross unrealized appreciation of $83,681 and aggregate gross unrealized depreciation of $922,921.

See Notes to Financial Statements.

THE ALGER FUNDS II

Statements of Assets and Liabilities (Unaudited) April 30, 2009

	Spectra Fund	Green Fund
ASSETS:
Investments in securities, at value (Identified cost)* see accompanying schedules of investments	$176,716,326	$22,337,437
Foreign Cash***	—	—
Receivable for investment securities sold	16,069,259	483,605
Receivable for shares of beneficial interest sold	178,977	153,010
Dividends and interest receivable	221,372	12,882
Receivable from Investment Manager	148	30,051
Prepaid Expenses	36,232	31,431
Total Assets	193,222,314	23,048,416
LIABILITIES:
Securities sold short, at value**	13,940,247	—
Payable for investment securities purchased	12,987,388	281,689
Payable for foreign currency contracts	3,265	—
Due to custodian	243,005	—
Payable for shares of beneficial interest redeemed	130,461	44,821
Accrued investment advisory fees	118,998	12,455
Accrued transfer agent fees	61,674	10,908
Accrued distribution fees	33,265	4,532
Accrued administrative fees	3,636	482
Dividends payable	24,251	—
Accrued other expenses	165,099	29,755
Total Liabilities	27,711,289	384,642
NET ASSETS	$165,511,025	$22,663,774
Net Assets Consist of:
Paid in capital	409,986,146	35,333,950
Undistributed net investment income (accumulated loss)	(160,702)	15,448
Undistributed net realized gain (accumulated loss)	(233,266,548)	(10,294,053)
Net unrealized depreciation on investments	(11,047,871)	(2,391,571)
NET ASSETS	$165,511,025	$22,663,774
SHARES OF BENEFICIAL INTEREST OUTSTANDING—NOTE 5
Class A	22,878,830	4,756,596
Class C	52,228	58,151
Class I	41,085	430,049
Class A — Net Asset Value Per Share	$7.20	$4.32
Class A — Offering Price Per Share	$7.60	$4.56
Class C — Net Asset Value Per Share	$7.19	$4.30
Class I — Net Asset Value Per Share	$7.23	$4.32
*Identified Cost	$186,467,523	$24,729,008
**Proceeds	$12,643,989	$—
***Cost Foreign Cash	$—	$—

See Notes to Financial Statements.

		International
		Opportunities
	Analyst Fund	Fund
ASSETS:
Investments in securities, at value (Identified cost)* see accompanying schedules of investments	$1,590,602	$1,961,562
Foreign Cash***	—	30,008
Receivable for investment securities sold	12,259	—
Receivable for shares of beneficial interest sold	207	5,730
Dividends and interest receivable	196	10,868
Receivable from Investment Manager	6,770	14,613
Prepaid Expenses	27,357	26,553
Total Assets	1,637,391	2,049,334
LIABILITIES:
Securities sold short, at value**	—	—
Payable for investment securities purchased	29,328	19,873
Payable for foreign currency contracts	—	286
Due to custodian	—	—
Payable for shares of beneficial interest redeemed	—	—
Accrued investment advisory fees	1,075	1,571
Accrued transfer agent fees	167	712
Accrued distribution fees	375	437
Accrued administrative fees	35	43
Dividends payable	—	—
Accrued other expenses	14,926	23,279
Total Liabilities	45,906	46,201
NET ASSETS	$1,591,485	$2,003,133
Net Assets Consist of:
Paid in capital	2,365,983	3,460,319
Undistributed net investment income (accumulated loss)	(4,135)	5,772
Undistributed net realized gain (accumulated loss)	(721,978)	(718,329)
Net unrealized depreciation on investments	(48,385)	(744,629)
NET ASSETS	$1,591,485	$2,003,133
SHARES OF BENEFICIAL INTEREST OUTSTANDING—NOTE 5
Class A	209,613	298,125
Class C	14,586	12,156
Class I	11,696	11,480
Class A — Net Asset Value Per Share	$6.75	$6.23
Class A — Offering Price Per Share	$7.12	$6.57
Class C — Net Asset Value Per Share	$6.72	$6.17
Class I — Net Asset Value Per Share	$6.75	$6.20
*Identified Cost	$1,638,987	$2,704,396
**Proceeds	$—	$—
***Cost Foreign Cash	$—	$31,504

THE ALGER FUNDS II

Statements of Operations (Unaudited)

For the six months ended April 30, 2009

	Spectra Fund	Green Fund
INCOME:
Dividends (net of foreign withholding taxes*)	$1,501,626	$133,372
Interest	19,045	5,126
Other	235	—
Total Income	1,520,906	138,498
EXPENSES
Advisory fees—Note 2(a)	680,783	69,562
Distribution fees—Note 2(b):
Class A	188,623	22,825
Class C	1,137	732
Class I	199	1,486
Administrative fees—Note 2(a)	20,802	2,694
Dividends on securities sold short	95,243	—
Custodian fees	98,555	7,946
Interest expenses	167,710	—
Transfer agent fees and expenses Note 2(e)	165,356	28,254
Prepaid expenses	62,883	20,202
Printing fees	51,775	10,335
Professional fees	115,909	21,736
Registration fees	7,991	8,621
Trustee fees	6,447	6,447
Miscellaneous	19,003	6,235
Total Expenses	1,682,416	207,075
Less, expense reimbursements Note 2(a)	(808)	(84,025)
Net Expenses	1,681,608	123,050
NET INVESTMENT INCOME (LOSS)	(160,702)	15,448
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, OPTIONS AND FOREIGN CURRENCY TRANSACTIONS:
Net realized loss on investments	(39,710,833)	(6,521,337)
Net realized loss on foreign currency transactions	(2,229)	(174)
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	41,974,727	5,444,358
Net realized and unrealized gain (loss) on investments, options and foreign currency	2,261,665	(1,077,153)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,100,963	$(1,061,705)
*Foreign withholding taxes	$24,860	$144

See Notes to Financial Statements.

		International
		Opportunities
	Analyst Fund	Fund
INCOME:
Dividends (net of foreign withholding taxes*)	$4,446	$21,727
Interest	81	40
Other	17	—
Total Income	4,544	21,767
EXPENSES
Advisory fees—Note 2(a)	5,936	9,171
Distribution fees—Note 2(b):
Class A	1,561	2,127
Class C	388	339
Class I	88	81
Administrative fees—Note 2(a)	192	252
Dividends on securities sold short	—	—
Custodian fees	6,505	32,525
Interest expenses	—	—
Transfer agent fees and expenses Note 2(e)	499	1,634
Prepaid expenses	17,931	18,377
Printing fees	1,268	2,220
Professional fees	6,990	6,702
Registration fees	6,305	6,305
Trustee fees	6,447	6,447
Miscellaneous	679	679
Total Expenses	54,789	86,859
Less, expense reimbursements Note 2(a)	(46,110)	(71,556)
Net Expenses	8,679	15,303
NET INVESTMENT INCOME (LOSS)	(4,135)	6,464
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, OPTIONS AND FOREIGN CURRENCY TRANSACTIONS:
Net realized loss on investments	(486,581)	(575,521)
Net realized loss on foreign currency transactions	—	(259)
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	536,107	542,104
Net realized and unrealized gain (loss) on investments, options and foreign currency	49,526	(33,676)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$45,391	$(27,212)
*Foreign withholding taxes	$22	$2,243

THE ALGER FUNDS II

Statements of Changes in Net Assets

	Spectra Fund
	For the
	Six Months Ended	For the
	April 30, 2009	Year Ended
	(Unaudited)	October 31, 2008
Net investment income (loss)	$(160,702)	$(1,758,898)
Net realized loss on investments, options and foreign currency transactions	(39,713,062)	(41,239,314)
Net change in unrealized appreciation (depreciation) on investments, options and foreign currency translations	41,974,727	(88,559,592)
Net increase (decrease) in net assets resulting from operations	2,100,963	(131,557,804)
Dividends and distributions to shareholders from:
Net investment income
Class A	—	—
Class C	—	—
Class I	—	—
Net realized gains
Class A	—	—
Class C	—	—
Class I	—	—
Total dividends and distributions to shareholders	—	—
Increase (decrease) from shares of beneficial interest transactions:
Class A	(7,351,059)	(28,163,994)
Class C	257,101	109,840
Class I	185,972	100,000
Net increase (decrease) from shares of beneficial interest transactions—Note 5	(6,907,986)	(27,954,154)
Total increase (decrease)	(4,807,023)	(159,511,958)
Net Assets:
Beginning of period	170,318,048	329,830,006
END OF PERIOD	$165,511,025	$170,318,048
Undistributed net investment income (accumulated loss)	$(160,702)	$(1,758,898)

See Notes to Financial Statements.

	Green Fund		Analyst Fund		International Opportunities Fund
	For the		For the		For the
	Six Months Ended	For the	Six Months Ended	For the	Six Months Ended	For the
	April 30, 2009	Year Ended	April 30, 2009	Year Ended	April 30, 2009	Year Ended
	(Unaudited)	October 31, 2008	(Unaudited)	October 31, 2008	(Unaudited)	October 31, 2008
Net investment income (loss)	$15,448	$(53,054)	$(4,135)	$(13,596)	$6,464	$11,556
Net realized loss on investments, options and foreign currency transactions	(6,521,511)	(3,755,271)	(486,581)	(232,918)	(575,780)	(125,483)
Net change in unrealized appreciation (depreciation) on investments, options and foreign currency translations	5,444,358	(10,063,441)	536,107	(911,280)	542,104	(2,080,077)
Net increase (decrease) in net assets resulting from operations	(1,061,705)	(13,871,766)	45,391	(1,157,794)	(27,212)	(2,194,004)
Dividends and distributions to shareholders from:
Net investment income
Class A	—	—	—	—	(26,732)	(7,082)
Class C	—	—	—	—	(1,196)	—
Class I	—	—	—	—	(1,240)	—
Net realized gains
Class A	—	(389,174)	—	(113,818)	—	(27,987)
Class C	—	—	—	—	—	—
Class I	—	—	—	—	—	—
Total dividends and distributions to shareholders	—	(389,174)	—	(113,818)	(29,168)	(35,069)
Increase (decrease) from shares of beneficial interest transactions:
Class A	(578,509)	22,783,781	14,071	(89,672)	7,159	442,089
Class C	150,792	110,000	18,460	100,000	5,196	100,000
Class I	1,676,549	100,000	—	100,000	1,240	100,000
Net increase (decrease) from shares of beneficial interest transactions—Note 5	1,248,832	22,993,781	32,531	110,328	13,595	642,089
Total increase (decrease)	187,127	8,732,841	77,922	(1,161,284)	(42,785)	(1,586,984)
Net Assets:
Beginning of period	22,476,647	13,743,806	1,513,563	2,674,847	2,045,918	3,632,902
END OF PERIOD	$22,663,774	$22,476,647	$1,591,485	$1,513,563	$2,003,133	$2,045,918
Undistributed net investment income (accumulated loss)	$15,448	$(53,054)	$(4,135)	$(13,596)	$5,772	$11,447

See Notes to Financial Statements.

THE ALGER FUNDS II

Statement of Cash Flows (Unaudited)

For the six months ended April 30, 2009

Spectra Fund
INCREASE (DECREASE) IN CASH

Cash flows from operating activities:
Net Increase in net assets resulting from operations	$2,100,963

Adjustments to reconcile net increase in net assets from operations to net cash used in operating activities:
Purchases of Investment securities	(363,327,817)
Proceeds from disposition of investment securities	346,356,829
Sale of short-term investments securities, net	5,108,084
Increase in securities sold short	2,366,013
Increase in interest and dividends receivable	(22,748)
Increase in receivable for securities sold	3,198,700
Increase in payable for securities purchased	129,877
Decrease in prepaid expenses	51,834
Increase in receivable from Investment Advisor	(148)
Increase in accrued expenses	16,654
Unrealized appreciation on investments	(41,974,728)
Realized loss on investments	39,713,062
Net use of cash in operating activities	(6,283,425)

Cash flows from financing activities:
Proceeds from shares sold	10,976,229
Payments on shares redeemed	(18,125,302)
Net use of cash in financing activities	(7,149,073)

Net decrease in cash	(13,432,498)

Cash:
Beginning balance	13,189,493
Ending balance	$(243,005)

See Notes to Financial Statements.

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THE ALGER FUNDS II

Financial Highlights for a share outstanding throughout the period

ALGER SPECTRA FUND

	Class A
	Six months
	ended		Year ended	Year ended	Year ended	Year ended	Year ended
	4/30/2009(i)		10/31/2008	10/31/2007	10/31/2006	10/31/2005	10/31/2004
INCOME FROM INVESTMENT OPERATIONS
Net asset value, beginning of period	$7.07		$12.00	$8.49	$6.94	$5.84	$5.88
Net investment loss(ii)	(0.01)		(0.07)	(0.08)	(0.10)	(0.05)	(0.10)
Net realized and unrealized gain (loss) on investments	0.14		(4.86)	3.59	1.65	1.15	0.06
Total from investment operations	0.13		(4.93)	3.51	1.55	1.10	(0.04)
Net asset value, end of period	$7.20		$7.07	$12.00	$8.49	$6.94	$5.84
Total return(iii)	1.8%		(41.1)%	41.3%	22.3%	18.8%	(0.7)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$164,838		$170,147	$329,830	$191,387	$187,542	$210,439
Ratio of gross expenses to average net assets	2.23	%(iv)	2.01%	2.07%	2.01%	2.07%	1.98%
Ratio of expense reimbursements to average net assets	0.00%		(0.48)%	(0.48)%	0.00%	0.00%	0.00%
Ratio of net expenses to average net assets	2.23%		1.53%	1.59%	2.01%	2.07%	1.98%
Ratio of net investment income to average net assets	(0.18)%		(0.65)%	(0.79)%	(1.20)%	(0.81)%	(1.63)%
Portfolio turnover rate	219.38%		313.46%	282.13%	232.20%	247.72%	159.35%

(i) Unaudited. Ratios have been annualized; total return and portfolio turnover rate have not been annualized.

(ii) Amount was computed based on average shares outstanding during the period.

(iii) Does not reflect the effect of sales charges.

(iv) Includes 0.35% related to dividend and interest expense on short positions for the period ended 4/30/2009.

See Notes to Financial Statements.

ALGER SPECTRA FUND

	Class C			Class I
			From			From
			9/24/2008			9/24/2008
			(commence-			(commence-
	Six months		ment of	Six months		ment of
	ended		operations) to	ended		operations) to
	4/30/2009(i)		10/31/2008(ii)	4/30/2009(i)		10/31/2008(ii)
INCOME FROM INVESTMENT OPERATIONS
Net asset value, beginning of period	$7.07		$8.78	$7.08		$8.78
Net investment income (loss)(iii)	(0.02)		(0.01)	0.01		—
Net realized and unrealized gain (loss) on investments	0.14		(1.70)	0.14		(1.70)
Total from investment operations	0.12		(1.71)	0.15		(1.70)
Net asset value, end of period	$7.19		$7.07	$7.23		$7.08
Total return(iv)	1.7%		(19.5)%	2.3%		(19.4)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$376		$90	$297		$81
Ratio of gross expenses to average net assets	2.99	%(v)	2.27%	2.24	%(vi)	1.53%
Ratio of expense reimbursements to average net assets	(0.30)%		(0.02)%	(0.57)%		(0.28)%
Ratio of net expenses to average net assets	2.69%		2.25%	1.67%		1.25%
Ratio of net investment income to average net assets	(0.64)%		(0.92)%	0.33%		0.09%
Portfolio turnover rate	219.38%		313.46%	219.38%		313.46%

(i) Unaudited. Ratios have been annualized; total return and portfolio turnover rate have not been annualized.

(ii) Ratios have been annualized; total return and portfolio turnover rate have not been annualized.

(iii) Amount was computed based on average shares outstanding during the period.

(iv) Does not reflect the effect of sales charges.

(v) Includes 0.44% related to dividend and interest expense on short positions for the period ended 4/30/2009.

(vi) Includes 0.42% related to dividend and interest expense on short positions for the period ended 4/30/2009.

THE ALGER FUNDS II

Financial Highlights for a share outstanding throughout the period

ALGER GREEN FUND(i)

	Class A
	Six months
	ended	Year ended	Year ended	Year ended	Year ended	Year ended
	4/30/2009(ii)	10/31/2008	10/31/2007	10/31/2006	10/31/2005	10/31/2004
INCOME FROM INVESTMENT OPERATIONS
Net asset value, beginning of period	$4.52	$7.90	$6.61	$6.17	$5.37	$5.38
Net investment loss(iii)	0.00	(0.01)	(0.03)	(0.03)	(0.01)	(0.05)
Net realized and unrealized gain (loss) on investments	(0.20)	(3.19)	2.09	1.13	1.05	0.07
Total from investment operations	(0.20)	(3.20)	2.06	1.10	1.04	0.02
Distributions from net realized gains	—	(0.18)	(0.77)	(0.66)	(0.24)	(0.03)
Net asset value, end of period	$4.32	$4.52	$7.90	$6.61	$6.17	$5.37
Total return(iv)	(4.4)%	(41.4)%	34.4%	19.1%	19.8%	0.3%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$20,557	$22,307	$13,744	$2,446	$1,505	$1,277
Ratio of gross expenses to average net assets	2.12%	1.49%	2.15%	7.04%	2.00%	2.24%
Ratio of expense reimbursements to average net assets	(0.87)%	(0.24)%	(0.90)%	(5.79)%	(0.75)%	(0.90)%
Ratio of net expenses to average net assets	1.25%	1.25%	1.25%	1.25%	1.25%	1.34%
Ratio of net investment income to average net assets	0.18%	(0.21)%	(0.42)%	(0.53)%	(0.25)%	(1.04)%
Portfolio turnover rate	62.08%	106.34%	131.66%	209.65%	152.60%	166.03%

(i) Commenced operations January 12, 2007. Total increase in net assets from November 1, 2006 to January 11, 2007 is that of its predecessor fund, Alger Green Institutional Fund. See Note 1 in the Notes to Financial Statements.

(ii) Unaudited. Ratios have been annualized; total return and portfolio turnover rate have not been annualized.

(iii) Amount was computed based on average shares outstanding during the period.

(iv) Does not reflect the effect of sales charges.

See Notes to Financial Statements.

ALGER GREEN FUND(i)

	Class C		Class I
		From		From
		9/24/2008		9/24/2008
		(commence-		(commence-
	Six months	ment of	Six months	ment of
	ended	operations) to	ended	operations) to
	4/30/2009(ii)	10/31/2008(iii)	4/30/2009(ii)	10/31/2008(iii)
INCOME FROM INVESTMENT OPERATIONS
Net asset value, beginning of period	$4.51	$5.65	$4.52	$5.65
Net investment loss(iv)	(0.01)	—	0.00	—
Net realized and unrealized gain (loss) on investments	(0.20)	(1.14)	(0.20)	(1.13)
Total from investment operations	(0.21)	(1.14)	(0.20)	(1.13)
Net asset value, end of period	$4.30	$4.51	$4.32	$4.52
Total return(v)	(4.7)%	(20.2)%	(4.4)%	(20.0)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$250	$90	$1,857	$80
Ratio of gross expenses to average net assets	2.84%	2.17%	2.00%	1.42%
Ratio of expense reimbursements to average net assets	(0.84)%	(0.17)%	(0.75)%	(0.17)%
Ratio of net expenses to average net assets	2.00%	2.00%	1.25%	1.25%
Ratio of net investment income to average net assets	(0.71)%	(1.01)%	0.01%	(0.26)%
Portfolio turnover rate	62.08%	106.34%	62.08%	106.34%

(i) Commenced operations January 12, 2007. Total increase in net assets from November 1, 2006 to January 11, 2007 is that of its predecessor fund, Alger Green Institutional Fund. See Note 1 in the Notes to Financial Statements.

(ii) Unaudited. Ratios have been annualized; total return and portfolio turnover rate have not been annualized.

(iii) Ratios have been annualized; total return and portfolio turnover rate have not been annualized.

(iv) Amount was computed based on average shares outstanding during the period.

(v) Does not reflect the effect of sales charges.

THE ALGER FUNDS II

Financial Highlights for a share outstanding throughout the period

ALGER ANALYST FUND

	Class A			Class C
			From		From
			3/30/2007		9/24/2008
			(commence-		(commence-
	Six months		ment of	Six months	ment of
	ended	Year ended	operations) to	ended	operations) to
	4/30/2009(i)	10/31/2008	10/31/2007(ii)	4/30/2009(i)	10/31/2008(ii)
INCOME FROM INVESTMENT OPERATIONS
Net asset value, beginning of period	$6.57	$12.07	$10.00	$6.56	$8.55
Net investment loss(iii)	(0.02)	(0.06)	(0.04)	(0.04)	(0.01)
Net realized and unrealized gain (loss) on investments	0.20	(4.93)	2.11	0.20	(1.98)
Total from investment operations	0.18	(4.99)	2.07	0.16	(1.99)
Distributions from net realized gains	—	(0.51)	—	—	—
Net asset value, end of period	$6.75	$6.57	$12.07	$6.72	$6.56
Total return(iv)	2.7%	(43.0)%	20.7%	2.4%	(23.3)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$1,414	$1,360	$2,675	$98	$77
Ratio of gross expenses to average net assets	7.82%	3.04%	2.50%	8.65%	6.60%
Ratio of expense reimbursements to average net assets	(6.62)%	(1.84)%	(1.30)%	(6.70)%	(4.65)%
Ratio of net expenses to average net assets	1.20%	1.20%	1.20%	1.95%	1.95%
Ratio of net investment income to average net assets	(0.55)%	(0.60)%	(0.66)%	(1.31)%	(1.31)%
Portfolio turnover rate	103.37%	124.91%	67.44%	103.37%	124.91%

(i) Unaudited. Ratios have been annualized; total return and portfolio turnover rate have not been annualized.

(ii) Ratios have been annualized; total return and portfolio turnover rate have not been annualized.

(iii) Amount was computed based on average shares outstanding during the period.

(iv) Does not reflect the effect of sales charges.

See Notes to Financial Statements.

ALGER ANALYST FUND

	Class I
		From
		9/24/2008
		(commence-
	Six months	ment of
	ended	operations) to
	4/30/2009(i)	10/31/2008(ii)
INCOME FROM INVESTMENT OPERATIONS
Net asset value, beginning of period	$6.56	$8.55
Net investment loss(iii)	(0.02)	—
Net realized and unrealized gain (loss) on investments	0.21	(1.99)
Total from investment operations	0.19	(1.99)
Net asset value, end of period	$6.75	$6.56
Total return(iv)	2.9%	(23.3)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$79	$77
Ratio of gross expenses to average net assets	7.92%	5.85%
Ratio of expense reimbursements to average net assets	(6.72)%	(4.65)%
Ratio of net expenses to average net assets	1.20%	1.20%
Ratio of net investment income to average net assets	(0.55)%	(0.56)%
Portfolio turnover rate	103.37%	124.91%

(i) Unaudited. Ratios have been annualized; total return and portfolio turnover rate have not been annualized.

(ii) Ratios have been annualized; total return and portfolio turnover rate have not been annualized.

(iii) Amount was computed based on average shares outstanding during the period.

(iv) Does not reflect the effect of sales charges.

THE ALGER FUNDS II

Financial Highlights for a share outstanding throughout the period

ALGER INTERNATIONAL OPPORTUNITIES FUND

	Class A			Class C
			From		From
			2/28/2007		9/24/2008
			(commence-		(commence-
	Six months		ment of	Six months	ment of
	ended	Year ended	operations) to	ended	operations) to
	4/30/2009(i)	10/31/2008	10/31/2007(ii)	4/30/2009(i)	10/31/2008(ii)
INCOME FROM INVESTMENT OPERATIONS
Net asset value, beginning of period	$6.39	$13.56	$10.00	$6.37	$8.87
Net investment income(iii)	0.03	0.04	0.05	0.01	—
Net realized and unrealized gain (loss) on investments	(0.10)	(7.09)	3.51	(0.11)	(2.50)
Total from investment operations	(0.07)	(7.05)	3.56	(0.10)	(2.50)
Dividends from net investment income	(0.09)	(0.02)	—	(0.10)	—
Distributions from net realized gains	—	(0.10)	—	—	—
Net asset value, end of period	$6.23	$6.39	$13.56	$6.17	$6.37
Total return(iv)	(1.1)%	(52.4)%	35.6%	(1.5)%	(28.2)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$1,857	$1,902	$3,633	$75	$72
Ratio of gross expenses to average net assets	9.46%	4.67%	4.12%	10.31%	6.66%
Ratio of expense reimbursements to average net assets	(7.81)%	(3.02)%	(2.47)%	(7.91)%	(4.26)%
Ratio of net expenses to average net assets	1.65%	1.65%	1.65%	2.40%	2.40%
Ratio of net investment income to average net assets	0.97%	0.35%	0.64%	0.25%	(0.65)%
Portfolio turnover rate	30.61%	72.00%	40.19%	30.61%	72.00%

(i) Unaudited. Ratios have been annualized; total return and portfolio turnover rate have not been annualized.

(ii) Ratios have been annualized; total return and portfolio turnover rate have not been annualized.

(iii) Amount was computed based on average shares outstanding during the period.

(iv) Does not reflect the effect of sales charges.

See Notes to Financial Statements.

ALGER INTERNATIONAL OPPORTUNITIES FUND

	Class I
		From
		9/24/2008
		(commence-
	Six months	ment of
	ended	operations) to
	4/30/2009(i)	10/31/2008(ii)
INCOME FROM INVESTMENT OPERATIONS
Net asset value, beginning of period	$6.37	$8.87
Net investment income(iii)	0.03	—
Net realized and unrealized gain (loss) on investments	(0.09)	(2.50)
Total from investment operations	(0.06)	(2.50)
Dividends from net investment income	(0.11)	—
Net asset value, end of period	$6.20	$6.37
Total return(iv)	(0.9)%	(28.2)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$71	$72
Ratio of gross expenses to average net assets	9.53%	5.91%
Ratio of expense reimbursements to average net assets	(8.13)%	(4.51)%
Ratio of net expenses to average net assets	1.40%	1.40%
Ratio of net investment income to average net assets	1.23%	(0.35)%
Portfolio turnover rate	30.61%	72.00%

(i) Unaudited. Ratios have been annualized; total return and portfolio turnover rate have not been annualized.

(ii) Ratios have been annualized; total return and portfolio turnover rate have not been annualized.

(iii) Amount was computed based on average shares outstanding during the period.

(iv) Does not reflect the effect of sales charges.

THE ALGER FUNDS II

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1 — Summary of Significant Accounting Policies:

The Alger Funds II (the “Trust”) changed its name from The Spectra Funds on September 24, 2008. The Trust is a diversified open-end registered investment company organized as a business trust under the laws of the Commonwealth of Massachusetts. The Trust operates as a series company currently issuing an unlimited number of shares of beneficial interest in four funds—Alger Spectra Fund, Alger Green Fund, Alger Analyst Fund and Alger International Opportunities Fund (collectively, the “Funds” or individually, each a “Fund”) (formerly the Spectra Fund, Spectra Green Fund, Spectra Alchemy Fund and Spectra International Opportunities Fund, respectively). The Funds normally invest primarily in equity securities and each has an investment objective of long-term capital appreciation.

The Alger Green Fund commenced operations on January 12, 2007 after the reorganization of the Class I and R Shares of the Alger Green Institutional Fund into the Class N Shares of the Alger Green Fund. Information of the Alger Green Fund prior to January 12, 2007 is that of the Alger Green Institutional Fund.

Each Fund’s Class N shares were re-designated as Class A shares on September 24, 2008. Each Fund began offering Class A, Class C, and Class I shares effective September 24, 2008. Class A shares are generally subject to an initial sales charge while Class C shares are generally subject to a deferred sales charge. Class I shares are sold to institutional investors without an initial or deferred sales charge. Each class has identical rights to assets and earnings except each share class bears the cost for its plan of distribution and transfer agency services.

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements.

(a) Investment Valuation: Investments in securities are valued each day the New York Stock Exchange (the “NYSE”) is open as of the close of the NYSE (normally 4:00 p.m. Eastern time). Securities for which such information is readily available are valued at the last reported sales price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the absence of reported sales, securities are valued at a price within the bid and asked price, or in the absence of a recent bid or asked price, the equivalent as obtained from one or more of the major market makers for the securities to be valued. Short-term notes are valued at amortized cost which approximates market value. Shares of mutual funds are valued at the net asset value of the underlying mutual fund.

Securities for which market quotations are not readily available are valued at fair value, as determined in good faith pursuant to procedures established by the Board of Trustees.

Securities in which the Funds invest may be traded in markets that close before the close of the NYSE. Developments that occur between the close of the foreign markets and the close of the NYSE (normally 4:00 p.m. Eastern time) may result in adjustments to the closing prices to reflect what the investment adviser, pursuant to policies established by the Board of Trustees, believes to be the fair value of these securities as of the close of the

THE ALGER FUNDS II

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

NYSE. The Funds may also fair value securities in other situations, for example, when a particular foreign market is closed but the Fund is open.

Effective November 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability and may be observable or unobservable. Observable inputs are based on market data obtained from sources independent of the Fund. Unobservable inputs are inputs that reflect the Fund’s own assumptions based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

•                  Level 1 – quoted prices in active markets for identical securities

•                  Level 2 – significant other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940 (the “1940 Act”). Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as level 2.

The Fund’s valuation techniques are consistent with the market approach whereby process and other relevant information generated by market transactions involving identical or comparable assets are used to measure fair value.

The following is a summary of the inputs used as of April 30, 2009 in valuing the Fund’s investments carried at fair value:

DESCRIPTION	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
Alger Spectra Fund
Investments in securities	$176,716,326	$175,645,002	$1,071,324	$—
Total	$176,716,326	$175,645,002	$1,071,324	$—
Alger Green Fund
Investments in securities	$22,337,437	$22,337,437	$—	$—
Total	$22,337,437	$22,337,437	$—	$—

THE ALGER FUNDS II

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

DESCRIPTION (continued)	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
Alger Analyst Fund
Investments in securities	$1,590,602	$1,590,602	$—	$—
Total	$1,590,602	$1,590,602	$—	$—
Alger International Opportunities Fund
Investments in securities	$1,961,562	$1,961,562	$—	$—
Total	$1,961,562	$1,961,562	$—	$—

The following is a summary of the inputs used as of April 30, 2009 in valuing the Fund’s securities sold short at fair value:

DESCRIPTION	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
Alger Spectra Fund
Securities sold short	$13,940,247	$13,940,247	$—	$—
Total	$13,940,247	$13,940,247	$—	$—

(b) Securities Transactions and Investment Income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the basis of the first-in, first-out method. Dividend income is recognized on the ex-dividend date and interest income is recognized on the accrual basis.

(c) Foreign Currency Translations: The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the prevailing rates of exchange on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of such transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from the disposition of foreign currencies, currency gains and losses realized between the trade dates and settlement dates of security transactions, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The effects of changes in foreign currency exchange rates on investments in securities are included in realized and unrealized gain or loss on investments in the Statement of Operations.

(d) Option Contracts: When a Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

THE ALGER FUNDS II

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

The Funds may also purchase put and call options. Purchasing put and call options tends to decrease the Fund’s exposure to the underlying instrument. The Fund pays a premium which is included in the Funds’ Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying security to determine the realized gain or loss. There were no option transactions during the six-months ended April 30, 2009.

(e) Lending of Portfolio Securities: The Funds may lend their securities to financial institutions, provided that the market value of the securities loaned will not at any time exceed one third of the Fund’s total assets, as defined. The Funds earn fees on the securities loaned.

In order to protect against the risk of failure by the borrower to return the securities loaned or any delay in the delivery of such securities, the loan is collateralized by cash, letters of credit or U. S. Government securities that are maintained in an amount equal to at least 100 percent of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Funds and any required additional collateral is delivered to the Fund on the next business day. There were no securities on loan during the period ending on April 30, 2009.

(f) Short Sales: Securities sold short represent obligation to deliver the securities at a future date. A Fund may sell a security it does not own in anticipation of a decline in the value of that security before the delivery date. When a Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. Dividends paid on securities sold short are disclosed as an expense on the Statements of Operations. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale.

To secure its obligation to deliver to the broker-dealer the securities sold short, the Fund must segregate an amount of cash or liquid securities with its custodian equal to any excess of the current market value of the securities sold short over any cash or liquid securities deposited as collateral with the broker in connection with the short sale (not including the proceeds of the short sale). As a result of that requirement, the Fund will not gain any leverage merely by selling short, except to the extent that it earns interest or other income or gains on the segregated cash or liquid securities while also being subject to gain or loss from the securities sold short.

(g) Dividends to Shareholders: Dividends and distributions payable to shareholders are recorded by the Funds on the ex-dividend date. Dividends from net investment income and distributions from net realized gains are declared and paid annually after the end of the fiscal year in which earned.

The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules. Therefore, the source of the Fund’s distributions may be shown in the accompanying financial statements as either from, or in excess of net investment income, net realized gain on investment transactions

THE ALGER FUNDS II

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

or return of capital, depending on the type of book/tax differences that may exist. Capital accounts within the financial statements are adjusted for permanent book/tax differences. Reclassifications result primarily from the difference in tax treatment of net operating losses, passive foreign investment companies, and foreign currency transactions. The reclassifications have no impact on the net asset value of the Funds and are designed to present the Funds’ capital accounts on a tax basis.

(h) Federal Income Taxes: It is the Funds’ policy to comply with the requirements of the Internal Revenue Code Subchapter M applicable to regulated investment companies and to distribute all of its investment company taxable income to its shareholders. Provided the Funds maintain such compliance, no federal income tax provision is required.

The Funds have adopted Financial Accounting Standards Board Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (‘FIN 48”). FIN 48 requires the Funds to measure and recognize in their financial statements the benefit of a tax position taken (or expected to be taken) on an income tax return if such position will more likely than not be sustained upon examination based on the technical merits of the position. The Funds file income tax returns in the US Federal jurisdiction, as well as the New York State and New York City jurisdictions. Based upon their review of tax positions for the Funds’ open tax years of 2005-2008 in these jurisdictions, the Funds have determined that FIN 48 did not have a material impact on the Funds’ financial statements for the six months ended April 30, 2009.

(i) Indemnification: The Trust enters into contracts that contain a variety of indemnification provisions. The Trust’s maximum exposure under these arrangements is unknown. The Trust does not anticipate recognizing any loss related to these arrangements.

(j) Estimates: These financial statements have been prepared using estimates and assumptions that affect the reported amounts therein. Actual results may differ from those estimates. These unaudited interim financial statements reflect all adjustments which are, in the opinion of management, necessary to a fair statement of results for the interim period presented. All such adjustments are of a normal recurring nature.

NOTE 2 — Investment Advisory Fees and Other Transactions with Affiliates:

(a) Investment Advisory and Administration Fees: Fees incurred by each Fund, pursuant to the provisions of its Investment Advisory Agreement and its Administration Agreement with Fred Alger Management, Inc. (Alger Management), are payable monthly and computed based on the value of the average daily net assets of each Fund, at the following rates:

	Advisory	Administration
	Fee	Fee
Alger Spectra Fund	0.90%	.0275%
Alger Green Fund	0.71	.0275
Alger Analyst Fund	0.85	.0275
Alger International Opportunities Fund	1.00	.0275

THE ALGER FUNDS II

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Effective February 28, 2007, Alger Management has established an expense cap for each of the Funds, whereby it reimburses the Funds if annualized operating expenses (excluding interest, taxes, brokerage, and extraordinary expenses) exceed the rates, based on average daily net assets, listed below:

				Fees Waived/
				Reimbursed
				for the Six
	Class			Months Ended
	A	C	I	April 30, 2009
Alger Spectra Fund	N/A	2.25%	1.25%	$808
Alger Green Fund	1.25%	2.00	1.25	84,025
Alger Analyst Fund	1.20	1.95	1.20	46,110
Alger International Opportunities Fund	1.65	2.40	1.40	71,556

*  Class A, C and I were effective as of September 24, 2008.

(b) Shareholder Administrative Fees: The Trust has entered into a shareholder administrative services agreement with Alger Management, to compensate Alger Management on a per account basis for its liaison and administrative oversight of the transfer agent and related services. During the period ended April 30, 2009, the Alger Spectra Fund, Alger Green Fund, Alger Analyst Fund, and the Alger International Opportunities Fund incurred fees of $24,197, $3,783, $36, and $174, respectively, for these services provided by Alger Management which are included in the transfer agent fees and expenses in the Statement of Operations.

(c) Sales Charges: Purchases and sales of shares of the Funds may be subject to initial sales charges or contingent deferred sales charges. For the six months ended April 30, 2009, the initial sales charges and contingent deferred sales charges retained by the Distributor were approximately $394 and $21, respectively. The contingent deferred sales charges are used by the Distributor to offset distribution expenses previously incurred. Sales charges do not represent expenses of the Trust.

(d) Brokerage Commissions: During the period ended April 30, 2009, Alger Spectra Fund, Alger Green Fund, Alger Analyst Fund, and Alger International Opportunities Fund paid Fred Alger & Company, Incorporated (“Alger Inc.”), an affiliate of Alger Management, $619,149, $19,577, $588, and $0, respectively, in connection with securities transactions.

(e) Trustees’ Fees: Each Fund pays each trustee who is not affiliated with Alger Management or its affiliates $500 for each meeting attended, to a maximum of $2,000 per annum. The Chairman of the Board of Trustees receives an additional annual fee of $10,000 which is paid, pro rata, by all funds managed by Alger Management. Additionally, each member of the audit committee receives an additional $50 from each Fund for each audit committee meeting attended, to a maximum of $200 per annum.

(f) Distribution/Shareholder Servicing Fees: The Funds have adopted a distribution plan pursuant to which each share class of each Fund pays Alger Inc. a fee at the annual rate listed below of the respective average daily net assets of each share class of the designated

THE ALGER FUNDS II

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Funds to compensate Alger Inc. for its activities and expenses incurred in distributing the share class and shareholder servicing. Fees charged may be more or less than the expenses incurred by Alger Inc.

Fee
Share Class	Rate
A	0.25%
C	1.00
I	0.25

(g) Other Transactions with Affiliates: Certain trustees and officers of the Trust are directors and officers of Alger Management, Alger Inc. and Alger Services. At April 30, 2009, Alger Management and its affiliates owned 223,682 shares and 205,066 shares of the Alger Analyst Fund and the Alger International Opportunities Fund, respectively.

NOTE 3 — Securities Transactions:

The following summarizes the securities transactions by the Trust, other than short-term securities, for the six months ended April 30, 2009:

	PURCHASES	SALES
Spectra Fund	$363,327,817	$346,356,829
Green Fund	12,473,940	11,379,890
Analyst Fund	1,201,998	1,229,090
International Opportunities Fund	525,628	580,377

NOTE 4 — Borrowings:

The Funds borrow from their custodian on an uncommitted basis. For the six months ended April 30, 2009, the Funds had the following borrowings:

	AVERAGE	WEIGHTED AVERAGE
	BORROWING	INTEREST RATE
Spectra Fund	$7,992,978	2.50%

NOTE 5 — Share Capital:

(a) The Trust has an unlimited number of authorized shares of beneficial interest of $.001 par value which are presently divided into four series. Each series is divided into separate classes. The transactions of shares of beneficial interest were as follows:

THE ALGER FUNDS II

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

	FOR THE SIX MONTHS ENDED APRIL 30, 2009		FOR THE YEAR ENDED OCTOBER 31, 2008
	SHARES	AMOUNT	SHARES	AMOUNT
ALGER SPECTRA FUND
Class A:
Shares sold	1,621,414	$10,631,964	7,743,896	$83,315,712
Shares redeemed	(2,807,631)	(17,983,023)	(11,169,039)	(111,479,706)
Net decrease	(1,186,217)	$(7,351,059)	(3,425,143)	$(28,163,994)
Class C:*
Shares sold	39,532	$257,591	12,768	$109,840
Shares redeemed	(72)	(490)	—	—
Net increase	39,460	$257,101	12,768	$109,840
Class I:*
Shares sold	33,802	$215,433	11,390	$100,000
Shares redeemed	(4,107)	(29,461)	—	—
Net increase	29,695	$185,972	11,390	$100,000

ALGER GREEN FUND
Class A:
Shares sold	1,168,346	$4,650,086	4,475,056	$30,118,066
Dividends reinvested	—	—	47,758	357,227
Shares redeemed	(1,348,982)	(5,228,595)	(1,325,378)	(7,691,512)
Net increase (decrease)	(180,636)	$(578,509)	3,197,436	$22,783,781
Class C:*
Shares sold	39,055	$153,791	19,872	$110,000
Shares redeemed	(775)	(2,999)	—	—
Net increase	38,280	$150,792	19,872	$110,000
Class I:*
Shares sold	447,756	$1,805,698	17,699	$100,000
Shares redeemed	(35,407)	(129,149)	—	—
Net increase	412,349	$1,676,549	17,699	$100,000

ALGER ANALYST FUND
Class A:
Shares sold	3,199	$18,272	4,431	$43,969
Dividends reinvested	—	—	10,190	111,272
Shares redeemed	(698)	(4,201)	(29,070)	(244,913)
Net increase (decrease)	2,501	$14,071	(14,449)	$(89,672)
Class C:*
Shares sold	3,846	$24,349	11,696	$100,000
Shares redeemed	(956)	(5,889)	—	—
Net increase	2,890	$18,460	11,696	$100,000
Class I:*
Shares sold	—	$—	11,696	$100,000
Net increase	—	$—	11,696	$100,000

THE ALGER FUNDS II

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

	FOR THE SIX MONTHS ENDED APRIL 30, 2009		FOR THE YEAR ENDED OCTOBER 31, 2008
	SHARES	AMOUNT	SHARES	AMOUNT
ALGER INTERNATIONAL OPPORTUNITIES FUND
Class A:
Shares sold	22,118	$127,177	168,676	$1,857,745
Dividends reinvested	3,666	22,216	2,612	31,947
Shares redeemed	(25,390)	(142,234)	(141,396)	(1,447,603)
Net increase	394	$7,159	29,892	$442,089
Class C:*
Shares sold	684	$4,000	11,274	$100,000
Dividends reinvested	198	1,196	—	—
Net increase	882	$5,196	11,274	$100,000
Class I:*
Shares sold	0	$—	11,274	$100,000
Dividends reinvested	206	1,240	—	—
Net increase	206	$1,240	11,274	$100,000

*                 Initially offered September 24, 2008.

(b) Redemption Fee: The Funds may impose a 2.00% redemption fee on Fund shares redeemed (including shares redeemed by exchange) within 30 days after such shares were acquired. The fees retained by the Funds are included as paid-in capital on the Statement of Assets and Liabilities and were as follows:

	For the Six	For the
	Months Ended	Year Ended
	April 30, 2009	October 31, 2008
Alger Spectra Fund	$1,204	$12,015
Alger Green Fund	1,250	8,949
Alger Analyst	—	—
Alger International Opportunities Fund	—	10,209

NOTE 6 — Tax Character of Distributions to Shareholders:

The tax character of distributions paid during the six months ended April 30, 2009 and the year ended October 31, 2008 was as follows:

	SIX MONTHS ENDED	YEAR ENDED
	April 30, 2009	October 31, 2008
SPECTRA FUND
Distributions paid from:
Ordinary Income	—	—
Long-term capital gain	—	—
Total distributions paid	—	—

THE ALGER FUNDS II

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

	SIX MONTHS ENDED	YEAR ENDED
	April 30, 2009	October 31, 2008
GREEN FUND
Distributions paid from:
Ordinary Income	—	$221,757
Long-term capital gain	—	167,417
Total distributions paid	—	$389,174

ANALYST FUND
Distributions paid from:
Ordinary Income	—	113,818
Long-term capital gain	—	—
Total distributions paid	—	$113,818

INTERNATIONAL OPPORTUNITIES FUND
Distributions paid from:
Ordinary Income	$29,168	35,069
Long-term capital gain	—	—
Total distributions paid	$29,168	$35,069

As of October 31, 2008, the components of distributable earnings on a tax basis were as follows:

SPECTRA FUND
Undistributed ordinary income	$—
Undistributed long-term gain	—
Unrealized appreciation	$(62,914,861)

GREEN FUND
Undistributed ordinary income	$—
Undistributed long-term gain	—
Unrealized appreciation	$(8,203,193)

ANALYST FUND
Undistributed ordinary income	$—
Undistributed long-term gain	—
Unrealized appreciation	$(593,083)

INTERNATIONAL OPPORTUNITIES FUND
Undistributed ordinary income	$28,737
Undistributed long-term gain	—
Unrealized appreciation	$(1,383,140)

The difference between book basis and tax basis unrealized appreciation is determined annually and is attributable primarily to the tax deferral of losses on wash sales.

At October 31, 2008, the Funds, for federal income tax purposes, had capital loss carryforwards which expire as set forth in the table below. These amounts may be applied against future net realized gains until the earlier of their utilization or expiration.

THE ALGER FUNDS II

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

EXPIRATION DATE

	2009	2010	2016	TOTAL
Spectra Fund	$43,979,856	$107,067,302	$32,073,225	$183,120,383
Green Fund	$—	$—	$3,405,353	$3,405,353
Analyst Fund	$—	$—	$226,801	$226,801
International Opportunities Fund	$—	$—	$13,573	$13,573

NOTE 7 — Litigation:

The Manager has responded to inquiries, document requests and/or subpoenas from various regulatory authorities in connection with their investigations of practices in the mutual fund industry identified as “market timing” and “late trading.” On October 11, 2006, the Manager, the Distributor and Alger Shareholder Services, Inc. executed an Assurance of Discontinuance with the Office of the New York State Attorney General (“NYAG”). On January 18, 2007, the Securities and Exchange Commission (the “SEC”) approved a settlement with the Manager and the Distributor. As part of the settlements with the NYAG and the SEC, without admitting or denying liability, the firms consented to the payment of $30 million to reimburse fund shareholders; a fine of $10 million; and certain other remedial measures including a reduction in management fees of $1 million per year for five years. The $40 million was paid into an SEC Fair Fund for distribution to investors.

On August 31, 2005, the West Virginia Securities Commissioner (the “WVSC”), in an ex parte Summary Order to Cease and Desist and Notice of Right to Hearing, concluded that the Manager and the Distributor had violated the West Virginia Uniform Securities Act (the “WVUSA”), and ordered the Manager and the Distributor to cease and desist from further violations of the WVUSA by engaging in the market-timing-related conduct described in the order. The ex parte order provided notice of their right to a hearing with respect to the violations of law asserted by the WVSC. Other firms unaffiliated with the Manager were served with similar orders. The Manager and the Distributor intend to request a hearing for the purpose of seeking to vacate or modify the order.

In addition, in 2003 and 2004 several purported class actions and shareholder derivative suits were filed against various parties in the mutual fund industry, including the Manager, certain mutual funds managed by the Manager (the “Alger Mutual Funds”), and certain current and former Alger Mutual Fund trustees and officers, alleging wrongful conduct related to market-timing and late-trading by mutual fund shareholders. These cases were transferred to the U.S. District Court of Maryland by the Judicial Panel on Multidistrict Litigation for consolidated pre-trial proceedings under the caption number 1:04-MD-15863 (JFM). After a number of the claims were dismissed by the court, the class and derivative suits were settled in principle, but such settlement remains subject to court approval.

NOTE 8 — Recent Accounting Pronouncements:

In March 2008, the Financial Accounting Standards Board (“FASB”) issued the Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”). FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about the Fund’s

THE ALGER FUNDS II

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of FAS 161 will have on the Fund’s financial statements and related disclosures.

In April 2009, FASB issued a new Staff Position FSP FAS 157-4 which amends FASB Statement No. 157, Fair Value Measurements, and is effective for interim and annual periods ending after June 15, 2009. FSP FAS 157-4 provides additional guidance when the volume and level of activity for the asset or liability measured at fair value has significantly decreased. Additionally, FSP FAS 157-4 expands disclosure by reporting entities with respect to categories of assets and liabilities carried at fair value. Management is currently evaluating the impact the adoption of FSP FAS 157-4 will have on the Fund’s financial statements and related disclosures.

In May 2009, FASB issued Statement of Financial Accounting Standards No. 165, Subsequent Events (“FAS 165”), which establishes general standards of accounting for and disclosure of events that occur after the balance sheet date but before financial statements are issued or are available to be issued. Although there is new terminology, the standard is based on the same principles as those that currently exist in the auditing standards. The standard, which includes a new required disclosure of the date through which an entity has evaluated subsequent events, is effective for interim or annual periods ending after June 15, 2009. Management is currently evaluating the impact the adoption of FAS 165 will have on the Fund’s financial statements and related disclosures.

THE ALGER FUNDS II

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: transaction costs, if applicable, including sales charges (loads) and redemption fees; and ongoing costs, including management fees, distribution (12b-1) fees, if applicable, and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example below is based on an investment of $1,000 invested at the beginning of the six-month period starting November 1, 2008 and ending April 30, 2009.

Actual Expenses

The first line for each class of shares in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you would have paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each class of shares in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios for each class of shares and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) and redemption fees. Therefore, the second line under each class of shares in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

THE ALGER FUNDS II

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

					Ratio of
					Expenses to
					Average
				Expenses	Net Assets
		Beginning	Ending	Paid During	For the
		Account	Account	the Six Months	Six Months
		Value	Value	Ended	Ended
		November 1, 2008	April 30, 2009	April 30, 2009(a)	April 30, 2009(b)
ALGER SPECTRA FUND
Class A	Actual	$1,000.00	$1,018.40	$11.16	2.23%
	Hypothetical(c)	1,000.00	1,013.74	1.13	2.23
Class C	Actual	1,000.00	1,017.00	13.45	2.69
	Hypothetical(c)	1,000.00	1,011.46	13.42	2.69
Class I	Actual	1,000.00	1,022.60	8.37	1.67
	Hypothetical(c)	1,000.00	1,016.51	8.35	1.67

ALGER GREEN FUND
Class A	Actual	$1,000.00	$955.80	$6.06	1.25%
	Hypothetical(c)	1,000.00	1,018.60	6.26	1.25
Class C	Actual	1,000.00	953.40	9.69	2.00
	Hypothetical(c)	1,000.00	1,014.88	9.99	2.00
Class I	Actual	1,000.00	955.80	6.06	1.25
	Hypothetical(c)	1,000.00	1,018.60	6.26	1.25

ALGER ANALYST FUND
Class A	Actual	$1,000.00	$1,027.40	$6.03	1.20%
	Hypothetical(c)	1,000.00	1,018.84	6.01	1.20
Class C	Actual	1,000.00	1,024.40	9.79	1.95
	Hypothetical(c)	1,000.00	1,015.12	9.74	1.95
Class I	Actual	1,000.00	1,029.00	6.04	1.20
	Hypothetical(c)	1,000.00	1,018.84	6.01	1.20

ALGER INTERNATIONAL OPPORTUNITIES FUND
Class A	Actual	$1,000.00	$989.40	$8.14	1.65%
	Hypothetical(c)	1,000.00	1,016.61	8.25	1.65
Class C	Actual	1,000.00	984.90	11.81	2.40
	Hypothetical(c)	1,000.00	1,012.89	11.98	2.40
Class I	Actual	1,000.00	991.10	6.91	1.40
	Hypothetical(c)	1,000.00	1,017.85	7.00	1.40

(a)       Expenses are equal to the annualized expense ratio of the respective share class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

(b)       Annualized

(c)        5% annual return before expenses.

THE ALGER FUNDS II

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Proxy Voting Policies

A description of the policies and procedures the Trust uses to determine how to vote proxies relating to portfolio securities and the proxy voting record is available, without charge, by calling (800) 992-3863 or online on the Funds’ website at http://www.alger.com or on the SEC’s website at http://www.sec.gov.

Fund Holdings

The Funds’ most recent month end portfolio holdings are available approximately sixty days after month end on the Funds’ website at www.alger.com. The Funds also file their complete schedule of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q. The Funds’ Forms N-Q is available online on the SEC’s website at http://www.sec.gov or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information regarding the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. A copy of the most recent quarterly holdings may also be obtained from the Funds by calling (800) 992-3863.

Change in Independent Registered Public Accounting Firm

On May 12, 2009, Deloitte & Touche LLP was selected as each Fund’s independent registered public accounting firm for the 2009 fiscal year. A majority of each Fund’s Board of Trustees, including a majority of the Independent Trustees, approved the appointment of Deloitte & Touche LLP. The predecessor independent registered public accounting firm’s report on the Fund’s financial statements for the year ended October 31, 2008 and the year ended October 31, 2007 contained no adverse opinion or disclaimer of opinion and were not qualified or modified as to uncertainty, audit scope or accounting principles. During such fiscal periods and through May 12, 2009, there were no disagreements between the Funds and the predecessor independent registered public accounting firm on any matter of accounting principles or practices, financial statement disclosure, or audit scope or procedures, which such disagreements, if not resolved to the satisfaction of the predecessor independent registered public accounting firm, would have caused them to make reference to the subject matter of the disagreement in connection with their reports on the financial statements for such fiscal periods.

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THE ALGER FUNDS II

111 Fifth Avenue

New York, NY 10003

(800) 992-3362

www.alger.com

Investment Manager

Fred Alger Management, Inc.

111 Fifth Avenue

New York, NY 10003

Distributor

Fred Alger & Company, Incorporated

111 Fifth Avenue

New York, NY 10003

Transfer Agent and Dividend Disbursing Agent

Boston Financial Data Services, Inc.

P.O. Box 8480

Boston, MA 02266

This report is submitted for the general information of the shareholders of The Alger Funds. It is not authorized for distribution to prospective investors unless accompanied by an effective Prospectus for the Trust, which contains information concerning the Trust’s investment policies, fees and expenses as well as other pertinent information.

SAS 043009

ITEM 2.  CODE OF ETHICS.

Not applicable.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.  INVESTMENTS.

Not applicable.

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.  PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.  CONTROLS AND PROCEDURES.

(a) The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this document.

(b) No changes in the Registrant’s internal control over financial reporting occurred during the Registrant’s second fiscal quarter of the period covered by this report that materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.  EXHIBITS.

(a) (1) Not applicable

(a) (2) Certifications of principal executive officer and principal financial officer as required by rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

(a) (3) Not applicable

(b) Certifications of principal executive officer and principal financial officer as required by rule 30a-2(b) under the Investment Company Act of 1940 are attached as Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Alger Funds II

By:	/s/Dan C. Chung

Dan C. Chung

President

Date: June 30, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Dan C. Chung

Dan C. Chung

President

Date: June 30, 2009

By:	/s/Michael D. Martins

Michael D. Martins

Treasurer

Date: June 30, 2009